UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22110

                              AdvisorShares Trust
(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

                       Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

                Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.3%
Advertising – 0.4%
Clear Channel Outdoor Holdings, Inc., Class A	4,033	$18,753

Aerospace/Defense – 0.5%
Aerovironment, Inc.*	410	22,189

Agriculture – 0.4%
Limoneira Co.	764	17,702

Airlines – 1.0%
SkyWest, Inc.	1,059	46,490

Auto Parts & Equipment – 1.2%
Cooper Tire & Rubber Co.(a)	453	16,942
Dana, Inc.	698	19,516
Modine Manufacturing Co.*	1,032	19,866
Total Auto Parts & Equipment		56,324

Banks – 5.8%
BancFirst Corp.	382	21,678
Central Pacific Financial Corp.	573	18,439
CVB Financial Corp.	700	16,919
Eagle Bancorp, Inc.*	556	37,280
Farmers National Banc Corp.	1,041	15,667
First BanCorp (Puerto Rico)*	3,067	15,703
First Bancorp/Southern Pines NC	530	18,237
First Commonwealth Financial Corp.	1,289	18,214
First Connecticut Bancorp, Inc.	590	15,783
First Mid-Illinois Bancshares, Inc.	431	16,550
Fulton Financial Corp.	823	15,431
Green Bancorp, Inc.*	738	17,454
Southern National Bancorp of Virginia, Inc.	1,023	17,381
TriState Capital Holdings, Inc.*	1,108	25,373
Total Banks		270,109

Beverages – 0.2%
Boston Beer Co., Inc. (The), Class A*(a)	60	9,372

Biotechnology – 1.0%
BioCryst Pharmaceuticals, Inc.*	2,130	11,161
Enzo Biochem, Inc.*	1,592	16,668
PDL BioPharma, Inc.*	6,161	20,886
Total Biotechnology		48,715

Building Materials – 0.8%
Louisiana-Pacific Corp.*	748	20,256
NCI Building Systems, Inc.*	1,152	17,971
Total Building Materials		38,227

Chemicals – 1.6%
Balchem Corp.	191	15,526
Innospec, Inc.	224	13,810
Kronos Worldwide, Inc.	1,053	24,040
Tronox Ltd., Class A	955	20,150
Total Chemicals		73,526

Coal – 0.4%
Alliance Holdings GP LP	600	16,686

Commercial Services – 6.7%
ABM Industries, Inc.	355	14,807
Adtalem Global Education, Inc.(a)	284	10,181
Alarm.com Holdings, Inc.*	524	23,674
Care.com, Inc.*	926	14,714
Grand Canyon Education, Inc.*	382	34,693
Green Dot Corp., Class A*	502	24,889
HealthEquity, Inc.*(a)	377	19,069
HMS Holdings Corp.*	828	16,444
Insperity, Inc.	393	34,584
K12, Inc.*	737	13,148
Kelly Services, Inc., Class A	644	16,158
Nutrisystem, Inc.(a)	312	17,441
On Assignment, Inc.*	311	16,695
Paylocity Holding Corp.*	447	21,823
Quad/Graphics, Inc.	666	15,058
Textainer Group Holdings Ltd.*	1,027	17,613
Total Commercial Services		310,991

Computers – 4.2%
Carbonite, Inc.*(a)	1,085	23,870
Engility Holdings, Inc.*	404	14,011
Insight Enterprises, Inc.*	457	20,986
Qualys, Inc.*	355	18,389
Silver Spring Networks, Inc.*	1,284	20,762
Stratasys Ltd.*(a)	744	17,201
Varonis Systems, Inc.*	519	21,746
Vocera Communications, Inc.*	1,092	34,256
WNS Holdings Ltd. (India)*(b)	612	22,338
Total Computers		193,559

Distribution / Wholesale – 1.6%
G-III Apparel Group Ltd.*	671	19,472
Systemax, Inc.	899	23,761
Titan Machinery, Inc.*	840	13,045
Triton International Limited (Bermuda)*	495	16,474
Total Distribution / Wholesale		72,752

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services – 1.2%
LendingClub Corp.*	2,692	$16,394
WageWorks, Inc.*	322	19,545
WisdomTree Investments, Inc.(a)	1,798	18,304
Total Diversified Financial Services		54,243

Electronics – 4.1%
Applied Optoelectronics, Inc.*(a)	312	20,177
Brady Corp., Class A	459	17,419
Control4 Corp.*	1,114	32,819
CTS Corp.	808	19,473
Fitbit, Inc., Class A*(a)	3,066	21,339
GoPro, Inc., Class A*(a)	2,014	22,174
KEMET Corp.*	1,084	22,905
Stoneridge, Inc.*	1,005	19,909
Vishay Intertechnology, Inc.	883	16,600
Total Electronics		192,815

Energy - Alternate Sources – 0.7%
Sunrun, Inc.*(a)	3,009	16,700
TPI Composites, Inc.*	810	18,095
Total Energy - Alternate Sources		34,795

Engineering & Construction – 1.1%
Argan, Inc.(a)	486	32,683
Exponent, Inc.	284	20,988
Total Engineering & Construction		53,671

Entertainment – 1.8%
Churchill Downs, Inc.	142	29,280
Marriott Vacations Worldwide Corp.	284	35,367
Penn National Gaming, Inc.*	742	17,355
Total Entertainment		82,002

Environmental Control – 0.7%
Casella Waste Systems, Inc., Class A*	1,665	31,302

Food – 1.3%
Fresh Del Monte Produce, Inc.	415	18,866
Sanderson Farms, Inc.	180	29,074
SpartanNash Co.	573	15,110
Total Food		63,050

Hand / Machine Tools – 0.4%
Kennametal, Inc.	502	20,251

Healthcare - Products – 6.5%
AngioDynamics, Inc.*	926	15,825
CryoLife, Inc.*(a)	787	17,865
Cutera, Inc.*	461	19,062
Halyard Health, Inc.*	373	16,796
ICU Medical, Inc.*	142	26,391
Inogen, Inc.*	273	25,962
LeMaitre Vascular, Inc.	835	31,246
LivaNova PLC*	213	14,923
Luminex Corp.	693	14,089
Meridian Bioscience, Inc.	1,057	15,115
Merit Medical Systems, Inc.*	857	36,294
OraSure Technologies, Inc.*	1,556	35,010
Repligen Corp.*(a)	386	14,792
Surmodics, Inc.*	633	19,623
Total Healthcare - Products		302,993

Healthcare - Services – 0.9%
Tivity Health, Inc.*(a)	589	24,031
Triple-S Management Corp., Class B (Puerto Rico)*	686	16,245
Total Healthcare - Services		40,276

Home Furnishings – 1.1%
American Woodmark Corp.*	196	18,865
iRobot Corp.*(a)	404	31,132
Total Home Furnishings		49,997

Household Products / Wares – 1.5%
ACCO Brands Corp.*	1,223	14,554
Central Garden & Pet Co.*(a)	715	27,771
SodaStream International Ltd. (Israel)*	414	27,510
Total Household Products / Wares		69,835

Insurance – 1.1%
Fanhua, Inc. (China)(b)	1,615	20,301
Kemper Corp.	332	17,596
Universal Insurance Holdings, Inc.	557	12,811
Total Insurance		50,708

Internet – 4.2%
Blucora, Inc.*	699	17,685
FireEye, Inc.*(a)	1,167	19,571
HealthStream, Inc.*(a)	696	16,266
Imperva, Inc.*	381	16,535
Limelight Networks, Inc.*	4,708	18,691
Rapid7, Inc.*	1,169	20,574

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Internet (continued)
RingCentral, Inc., Class A*	425	$17,744
Stamps.com, Inc.*(a)	142	28,776
TrueCar, Inc.*(a)	813	12,837
VASCO Data Security International, Inc.*	1,030	12,412
Yelp, Inc.*	388	16,800
Total Internet		197,891

Iron / Steel – 0.5%
Schnitzer Steel Industries, Inc., Class A	755	21,253

Leisure Time – 2.0%
Callaway Golf Co.	1,130	16,306
Fox Factory Holding Corp.*	624	26,894
Johnson Outdoors, Inc., Class A	323	23,670
LCI Industries	213	24,676
Total Leisure Time		91,546

Lodging – 0.7%
Marcus Corp. (The)	455	12,604
Monarch Casino & Resort, Inc.*	557	22,018
Total Lodging		34,622

Machinery - Construction & Mining – 0.4%
Terex Corp.	419	18,863

Machinery - Diversified – 1.3%
Alamo Group, Inc.	224	24,051
Chart Industries, Inc.*	464	18,203
DXP Enterprises, Inc.*	551	17,351
Total Machinery - Diversified		59,605

Media – 1.1%
New York Times Co. (The), Class A	828	16,229
TiVo Corp.	874	17,349
tronc, Inc.*	1,150	16,709
Total Media		50,287

Mining – 0.8%
Fairmount Santrol Holdings, Inc.*(a)	2,375	11,353
Ferroglobe PLC	1,225	16,121
US Silica Holdings, Inc.(a)	377	11,713
Total Mining		39,187

Miscellaneous Manufacturing – 2.0%
Harsco Corp.*	1,328	27,755
John Bean Technologies Corp.(a)	355	35,890
Myers Industries, Inc.	866	18,143
Sturm Ruger & Co., Inc.	225	11,633
Total Miscellaneous Manufacturing		93,421

Office Furnishings – 0.3%
Herman Miller, Inc.	404	14,504

Oil & Gas – 1.1%
PDC Energy, Inc.*	269	13,189
Penn Virginia Corp.*	324	12,953
Transocean Ltd.*	2,159	23,231
Total Oil & Gas		49,373

Oil & Gas Services – 1.9%
Archrock, Inc.	1,741	21,850
McDermott International, Inc.*	2,702	19,643
Newpark Resources, Inc.*	1,937	19,370
NOW, Inc.*(a)	1,053	14,542
Oceaneering International, Inc.	549	14,422
Total Oil & Gas Services		89,827

Packaging & Containers – 0.5%
Greif, Inc., Class A	393	23,006

Pharmaceuticals – 2.7%
Anika Therapeutics, Inc.*	344	19,952
Avadel Pharmaceuticals PLC*(b)	1,439	15,109
Corcept Therapeutics, Inc.*	1,127	21,751
Diplomat Pharmacy, Inc.*	980	20,296
Enanta Pharmaceuticals, Inc.*	424	19,843
Heska Corp.*	144	12,685
Xencor, Inc.*(a)	656	15,036
Total Pharmaceuticals		124,672

Private Equity – 0.2%
Kennedy-Wilson Holdings, Inc.	575	10,666

Real Estate – 0.3%
HFF, Inc., Class A	415	16,417

REITS – 9.3%
Agree Realty Corp.	404	19,828
CareTrust REIT, Inc.	890	16,946
Columbia Property Trust, Inc.	780	16,981
CoreSite Realty Corp.	284	31,780
Corporate Office Properties Trust	531	17,433
EastGroup Properties, Inc.	213	18,769
First Industrial Realty Trust, Inc.	575	17,302

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
REITS (continued)
Hersha Hospitality Trust	937	$17,494
iStar, Inc.*	1,299	15,328
LaSalle Hotel Properties	553	16,048
Lexington Realty Trust	1,656	16,924
National Health Investors, Inc.	159	12,289
National Storage Affiliates Trust	612	14,835
New Senior Investment Group, Inc.	1,720	15,738
Piedmont Office Realty Trust, Inc., Class A	810	16,330
Potlatch Corp.	300	15,300
Ramco-Gershenson Properties Trust	704	9,159
Rayonier, Inc.	582	16,814
Retail Opportunity Investments Corp.	839	15,949
Rexford Industrial Realty, Inc.	547	15,655
STAG Industrial, Inc.	583	16,015
Summit Hotel Properties, Inc.	988	15,798
Sunstone Hotel Investors, Inc.	1,163	18,689
Tier REIT, Inc.	876	16,907
Washington Prime Group, Inc.	2,063	17,185
Washington Real Estate Investment Trust	404	13,235
Total REITS		434,731

Retail – 3.4%
Arcos Dorados Holdings, Inc., Class A (Uruguay)*	2,615	26,281
Barnes & Noble, Inc.	2,172	16,507
Bassett Furniture Industries, Inc.	447	16,852
Children's Place, Inc. (The)(a)	147	17,368
Guess?, Inc.	1,307	22,258
Office Depot, Inc.	2,854	12,957
Ollie's Bargain Outlet Holdings, Inc.*(a)	355	16,472
PetMed Express, Inc.	403	13,360
Wingstop, Inc.(a)	481	15,993
Total Retail		158,048

Savings & Loans – 1.2%
Flagstar Bancorp, Inc.*(a)	546	19,372
Northfield Bancorp, Inc.	950	16,483
OceanFirst Financial Corp.	749	20,590
Total Savings & Loans		56,445

Semiconductors – 6.6%
AXT, Inc.*	2,209	20,212
Brooks Automation, Inc.	802	24,349
CEVA, Inc.*	633	27,092
Cohu, Inc.	961	22,910
Diodes, Inc.*	613	18,347
FormFactor, Inc.*	1,349	22,731
Kulicke & Soffa Industries, Inc. (Singapore)*	857	18,487
MaxLinear, Inc.*(a)	1,190	28,263
Nanometrics, Inc.*	594	17,107
Power Integrations, Inc.	250	18,300
Rambus, Inc.*	1,276	17,035
Silicon Laboratories, Inc.*	251	20,055
Ultra Clean Holdings, Inc.*	1,084	33,192
Xcerra Corp.*	1,977	19,473
Total Semiconductors		307,553

Software – 7.3%
Actua Corp.*	1,283	19,630
Appfolio, Inc., Class A*	655	31,407
Blackline, Inc.*(a)	400	13,648
CommVault Systems, Inc.*	284	17,267
Ebix, Inc.(a)	464	30,276
Everbridge, Inc.*	698	18,441
Five9, Inc.*	657	15,702
Glu Mobile, Inc.*	4,761	17,901
HubSpot, Inc.*(a)	250	21,013
LivePerson, Inc.*	1,251	16,951
MINDBODY, Inc., Class A*(a)	868	22,438
New Relic, Inc.*	339	16,882
Progress Software Corp.	488	18,627
RealPage, Inc.*	628	25,057
SPS Commerce, Inc.*	247	14,008
Twilio, Inc., Class A*(a)	558	16,656
Zynga, Inc., Class A*	6,048	22,862
Total Software		338,766

Telecommunications – 2.1%
ADTRAN, Inc.	748	17,952
Comtech Telecommunications Corp.	1,027	21,084
Gigamon, Inc.*	406	17,113
Iridium Communications, Inc.*(a)	1,283	13,215
NETGEAR, Inc.*	347	16,517
Sonus Networks, Inc.*	1,867	14,283
Total Telecommunications		100,164

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Textiles – 0.4%
UniFirst Corp.	109	$16,513

Transportation – 0.3%
Martin Midstream Partners LP(a)	947	14,726

Trucking & Leasing – 0.5%
GATX Corp.(a)	191	11,758
Greenbrier Cos., Inc. (The)(a)	240	11,556
Total Trucking & Leasing		23,314

Total Common Stocks (Cost $3,868,658)		4,626,733

MONEY MARKET FUND – 1.1%
STIT - Government & Agency Portfolio, Institutional Class, 0.93%(c) (Cost $52,049)	52,049	52,049

REPURCHASE AGREEMENTS – 8.6%(d)
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $250,022, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $254,317)	$250,000	250,000
HSBC Securities USA, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $149,455, (collateralized by various U.S. Government Agency Obligations, 2.50%-6.50%, 05/01/22-08/01/47, totaling $152,018)	149,442	149,442
Total Repurchase Agreements (Cost $399,442)		399,442
Total Investments – 109.0% (Cost $4,320,149)		5,078,224
Liabilities in Excess of Other Assets – (9.0%)		(421,276)
Net Assets – 100.0%		$4,656,948

LP - Limited Partnership
PLC - Public Limited Company
REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $702,836; the aggregate market value of the collateral held by the fund is $720,638. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $321,196.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2017.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	0.4%
Aerospace/Defense	0.5
Agriculture	0.4
Airlines	1.0
Auto Parts & Equipment	1.2
Banks	5.8
Beverages	0.2
Biotechnology	1.0
Building Materials	0.8
Chemicals	1.6
Coal	0.4
Commercial Services	6.7
Computers	4.2
Distribution / Wholesale	1.6
Diversified Financial Services	1.2
Electronics	4.1
Energy - Alternate Sources	0.7
Engineering & Construction	1.1
Entertainment	1.8
Environmental Control	0.7
Food	1.3
Hand / Machine Tools	0.4
Healthcare - Products	6.5
Healthcare - Services	0.9
Home Furnishings	1.1
Household Products / Wares	1.5

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Insurance	1.1%
Internet	4.2
Iron / Steel	0.5
Leisure Time	2.0
Lodging	0.7
Machinery - Construction & Mining	0.4
Machinery - Diversified	1.3
Media	1.1
Mining	0.8
Miscellaneous Manufacturing	2.0
Office Furnishings	0.3
Oil & Gas	1.1
Oil & Gas Services	1.9
Packaging & Containers	0.5
Pharmaceuticals	2.7
Private Equity	0.2
Real Estate	0.3
REITS	9.3
Retail	3.4
Savings & Loans	1.2
Semiconductors	6.6
Software	7.3
Telecommunications	2.1
Textiles	0.4
Transportation	0.3
Trucking & Leasing	0.5
Money Market Fund	1.1
Repurchase Agreements	8.6
Total Investments	109.0
Liabilities in Excess of Other Assets	(9.0)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.3%
Aerospace/Defense – 2.0%
Rolls-Royce Holdings PLC (United Kingdom)*(a)	184,347	$2,188,199

Airlines – 5.3%
Copa Holdings SA, Class A (Panama)	22,969	2,860,330
Latam Airlines Group SA (Chile)(a)(b)	225,385	2,986,351
Total Airlines		5,846,681

Auto Parts & Equipment – 2.2%
China Yuchai International Ltd. (Singapore)(b)	105,840	2,355,999

Banks – 12.2%
Banco Macro SA (Argentina)(a)(b)	24,773	2,907,111
BNP Paribas SA (France)(a)	64,723	2,616,751
Grupo Financiero Galicia SA (Argentina)(a)(b)	54,918	2,830,474
ING Groep NV (Netherlands)(a)(b)	136,602	2,516,209
Societe Generale SA (France)(a)	214,830	2,528,549
Total Banks		13,399,094

Chemicals – 6.9%
Braskem SA (Brazil)(a)	112,591	3,010,683
Sociedad Quimica y Minera de Chile SA (Chile)(a)(b)	80,962	4,506,345
Total Chemicals		7,517,028

Commercial Services – 10.4%
New Oriental Education & Technology Group, Inc. (China)(a)	59,100	5,216,166
TAL Education Group (China)(a)	183,227	6,176,582
Total Commercial Services		11,392,748

Computers – 1.8%
Logitech International SA (Switzerland)(b)	54,796	1,997,862

Diversified Financial Services – 2.3%
KB Financial Group, Inc. (South Korea)(a)	51,609	2,530,389

Electric – 11.5%
Empresa Distribuidora Y Comercializadora Norte (Argentina)*(a)(b)	120,130	4,775,168
Enel SpA (Italy)(a)	350,073	2,096,937
Pampa Energia SA (Argentina)*(a)(b)	86,839	5,653,219
Total Electric		12,525,324

Energy - Alternate Sources – 2.3%
JinkoSolar Holding Co., Ltd. (China)*(a)(b)	102,357	2,553,807

Engineering & Construction – 1.8%
Grupo Aeroportuario del Sureste SAB de CV (Mexico)(a)	10,338	1,972,697

Forest Products & Paper – 2.5%
Stora Enso OYJ (Finland)(a)(b)	195,150	2,767,227

Healthcare - Products – 2.1%
Mazor Robotics Ltd. (Israel)*(a)	47,370	2,338,657

Household Products / Wares – 2.6%
SodaStream International Ltd. (Israel)*	42,672	2,835,554

Internet – 6.1%
SINA Corp. (China)*	32,374	3,711,679
Tencent Holdings Ltd. (China)(a)(b)	59,212	2,600,295
Weibo Corp. (China)*(a)(b)	3,273	323,831
Total Internet		6,635,805

Iron / Steel – 2.7%
Ternium SA (Luxembourg)(a)	96,029	2,970,177

Lodging – 4.9%
China Lodging Group Ltd. (China)*(a)	45,049	5,352,722

Machinery - Construction & Mining – 1.9%
Komatsu Ltd. (Japan)(a)(b)	73,603	2,084,437

Pharmaceuticals – 2.5%
Galapagos NV (Belgium)*(a)(b)	26,708	2,717,539

Real Estate – 2.2%
IRSA Inversiones y Representaciones SA (Argentina)*(a)(b)	97,309	2,388,936

Semiconductors – 4.5%
Broadcom Ltd.	8,404	2,038,306
STMicroelectronics NV (Switzerland)(c)	148,852	2,890,706
Total Semiconductors		4,929,012

Software – 2.3%
SAP SE (Germany)(a)	23,197	2,543,551

Telecommunications – 6.3%
America Movil SAB de CV, Class L (Mexico)(a)	121,272	2,152,578
Telecom Argentina SA (Argentina)*(a)(b)	79,728	2,458,811

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Telecommunications (continued)
TIM Participacoes SA (Brazil)(a)	124,035	$2,267,360
Total Telecommunications		6,878,749
Total Common Stocks (Cost $92,648,766)		108,722,194

MONEY MARKET FUNDS – 2.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.93%(d)(e)	429,000	429,000
Federated Government Obligations Fund, Institutional Class, 0.92%(d)(e)	264,000	264,000
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.95%(d)(e)	314,000	314,000
Invesco Government & Agency Portfolio - Private Investment Class, 0.63%(d)	790,289	790,289
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.90%(d)(e)	314,000	314,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.90%(d)(e)	431,000	431,000
STIT - Government & Agency Portfolio, Institutional Class, 0.93%(d)(e)	582,000	582,000
Total Money Market Funds (Cost $3,124,289)		3,124,289

REPURCHASE AGREEMENTS – 10.8%(e)
BNP Paribas Securities Corp., dated 09/29/17, due 10/02/17, 1.06%, total to be received $1,935,677, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 11/01/18-08/20/67, totaling $1,969,572)	$1,935,506	1,935,506
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $3,293,727, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $3,350,298)	3,293,433	3,293,433
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $3,293,729, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/17-08/20/67, totaling $3,348,838)	3,293,433	3,293,433
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $3,293,721, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.00%, 02/08/18-08/20/47, totaling $3,349,096)	3,293,433	3,293,433
Total Repurchase Agreements (Cost $11,815,805)		11,815,805
Total Investments – 113.0% (Cost $107,588,860)		123,662,288
Liabilities in Excess of Other Assets – (13.0%)		(14,179,495)
Net Assets – 100.0%		$109,482,793

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $13,817,891; the aggregate market value of the collateral held by the fund is $14,149,805.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of September 30, 2017.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	2.0%
Airlines	5.3
Auto Parts & Equipment	2.2
Banks	12.2
Chemicals	6.9
Commercial Services	10.4
Computers	1.8
Diversified Financial Services	2.3
Electric	11.5
Energy - Alternate Sources	2.3
Engineering & Construction	1.8
Forest Products & Paper	2.5
Healthcare - Products	2.1
Household Products / Wares	2.6
Internet	6.1
Iron / Steel	2.7
Lodging	4.9
Machinery - Construction & Mining	1.9
Pharmaceuticals	2.5
Real Estate	2.2
Semiconductors	4.5
Software	2.3
Telecommunications	6.3
Money Market Funds	2.9
Repurchase Agreements	10.8
Total Investments	113.0
Liabilities in Excess of Other Assets	(13.0)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS – 99.2%
Aerospace/Defense – 5.1%
HEICO Corp.(a)	6,971	$626,065

Banks – 3.0%
Signature Bank*	2,940	376,438

Building Materials – 4.0%
Continental Building Products, Inc.*	18,918	491,868

Chemicals – 12.0%
Axalta Coating Systems Ltd.*	16,286	470,991
RPM International, Inc.	8,142	418,011
Sherwin-Williams Co. (The)	1,629	583,247
Total Chemicals		1,472,249

Commercial Services – 5.2%
Moody's Corp.	4,644	646,491

Computers – 4.6%
Cognizant Technology Solutions Corp., Class A	7,835	568,351

Diversified Financial Services – 7.8%
Alliance Data Systems Corp.	1,924	426,262
Intercontinental Exchange, Inc.	7,766	533,524
Total Diversified Financial Services		959,786

Entertainment – 3.4%
Cinemark Holdings, Inc.(a)	11,442	414,315

Food – 9.7%
Hormel Foods Corp.(a)	12,621	405,639
Ingredion, Inc.	3,528	425,618
JM Smucker Co. (The)	3,437	360,644
Total Food		1,191,901

Hand/Machine Tools – 3.1%
Snap-on, Inc.	2,563	381,913

Healthcare - Products – 13.3%
C.R. Bard, Inc.	1,976	633,308
Danaher Corp.	5,629	482,856
Stryker Corp.	3,670	521,213
Total Healthcare - Products		1,637,377

Insurance – 4.2%
Aflac, Inc.	6,304	513,083

Machinery - Diversified – 3.2%
Wabtec Corp.(a)	5,265	398,824

Pharmaceuticals – 3.2%
Express Scripts Holding Co.*	6,329	400,752

Retail – 3.5%
Ross Stores, Inc.	6,613	427,001

Software – 13.9%
Cerner Corp.*	9,266	660,851
Fiserv, Inc.*	4,101	528,865
Microsoft Corp.	6,984	520,238
Total Software		1,709,954
Total Common Stocks (Cost $10,999,943)		12,216,368

MONEY MARKET FUND – 1.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.90%(b) (Cost $122,253)	122,253	122,253

REPURCHASE AGREEMENTS – 9.1%(c)
Citigroup Global Markets, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $260,985, (collateralized by various U.S. Government Agency Obligations, 1.90%-9.00%, 12/01/17-06/01/51, totaling $265,387)	$260,962	260,962
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $260,985, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $265,468)	260,962	260,962
JP Morgan Securities LLC, dated 09/29/17, due 10/02/17, 1.05%, total to be received $77,338, (collateralized by various U.S. Government Agency Obligations, 0.88%-5.25%, 05/31/18-08/15/44, totaling $78,388)	77,331	77,331
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $260,985, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/17-08/20/67, totaling $265,352)	260,962	260,962

See accompanying Notes to Schedules of Investments.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $260,985, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.00%, 02/08/18-08/20/47, totaling $265,373)	$260,962	$260,962
Total Repurchase Agreements (Cost $1,121,179)		1,121,179
Total Investments – 109.3% (Cost $12,243,375)		13,459,800
Liabilities in Excess of Other Assets – (9.3%)		(1,149,718)
Net Assets – 100.0%		$12,310,082

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,317,582; the aggregate market value of the collateral held by the fund is $1,356,465. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $235,286.
(b)	Rate shown reflects the 7-day yield as of September 30, 2017.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	5.1%
Banks	3.0
Building Materials	4.0
Chemicals	12.0
Commercial Services	5.2
Computers	4.6
Diversified Financial Services	7.8
Entertainment	3.4
Food	9.7
Hand/Machine Tools	3.1
Healthcare - Products	13.3
Insurance	4.2
Machinery - Diversified	3.2
Pharmaceuticals	3.2
Retail	3.5
Software	13.9
Money Market Fund	1.0
Repurchase Agreements	9.1
Total Investments	109.3
Liabilities in Excess of Other Assets	(9.3)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GARTMAN GOLD/EURO ETF

Schedule of Investments (Consolidated)†

September 30, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 39.0%
Debt Fund – 39.0%
AdvisorShares Sage Core Reserves ETF†† (Cost $4,974,000)	50,000	$4,972,750

MONEY MARKET FUND – 23.4%
BNY Mellon Cash Reserve, 0.10%(a) (Cost $2,974,554)	2,974,554	2,974,554

Total Investments – 62.4% (Cost $7,948,554)		7,947,304
Other Assets in Excess of Liabilities – 37.6%		4,790,617
Net Assets – 100.0%		$12,737,921

ETF - Exchange Traded Fund

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.
††	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of September 30, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Debt Fund	39.0%
Money Market Fund	23.4
Total Investments	62.4
Other Assets in Excess of Liabilities	37.6
Net Assets	100.0%

Futures contracts outstanding as of September 30, 2017:

Type	Broker	Expiration Date	Number of Contracts	Notional Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation
EURO Currency	Interactive Brokers LLC	December 2017	(85)	$(12,790,791)	$(12,606,031)	$184,760
Gold 100 Oz.	Interactive Brokers LLC	December 2017	99	12,452,444	12,719,520	267,076
						$451,836

Cash posted as collateral from broker for futures contracts was $4,826,546 at September 30, 2017.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GARTMAN GOLD/YEN ETF

Schedule of Investments (Consolidated)†

September 30, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 35.0%
Debt Fund – 35.0%
AdvisorShares Sage Core Reserves ETF†† (Cost $4,974,000)	50,000	$4,972,750

MONEY MARKET FUND – 23.4%
BNY Mellon Cash Reserve, 0.10%(a) (Cost $3,317,172)	3,317,172	3,317,172

Total Investments – 58.4% (Cost $8,291,172)		8,289,922
Other Assets in Excess of Liabilities – 41.6%		5,912,037
Net Assets – 100.0%		$14,201,959

ETF - Exchange Traded Fund

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.
††	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of September 30, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Debt Fund	35.0%
Money Market Fund	23.4
Total Investments	58.4
Other Assets in Excess of Liabilities	41.6
Net Assets	100.0%

Futures contracts outstanding as of September 30, 2017:

Type	Broker	Expiration Date	Number of Contracts	Notional Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation
Gold 100 Oz.	Interactive Brokers LLC	December 2017	111	$13,963,252	$14,261,280	$298,028
Japanese Yen Currency	Interactive Brokers LLC	December 2017	(128)	(14,425,898)	(14,272,000)	153,898
						$451,926

Cash posted as collateral from broker for futures contracts was $5,951,154 at September 30, 2017.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.4%
Advertising – 2.6%
Innocean Worldwide, Inc. (South Korea)	4,559	$266,292

Aerospace/Defense – 0.1%
Korea Aerospace Industries Ltd. (South Korea)	306	11,675

Agriculture – 0.4%
Easy Bio, Inc. (South Korea)	7,435	39,987

Airlines – 2.2%
Hanjin Kal Corp. (South Korea)*	11,954	219,699

Apparel – 1.8%
Handsome Co. Ltd. (South Korea)	6,773	183,022

Auto Manufacturers – 4.6%
Hyundai Motor Co. (South Korea)	3,538	464,896

Auto Parts & Equipment – 3.2%
Halla Holdings Corp. (South Korea)	518	28,447
Hankook Tire Co. Ltd. (South Korea)	988	51,930
Hyundai Mobis Co. Ltd. (South Korea)	1,148	240,555
Total Auto Parts & Equipment		320,932

Banks – 1.9%
Industrial Bank of Korea (South Korea)	15,020	188,840

Biotechnology – 0.1%
Samsung Biologics Co. Ltd. (South Korea)*‡	52	15,323

Chemicals – 6.1%
Hansol Chemical Co. Ltd. (South Korea)	581	36,879
Kumho Petrochemical Co. Ltd. (South Korea)	1,202	75,666
LG Chem Ltd. (South Korea)	644	220,411
Lotte Chemical Corp. (South Korea)	859	283,496
Total Chemicals		616,452

Commercial Services – 0.2%
AJ Rent A Car Co. Ltd. (South Korea)*	1,893	21,569

Computers – 3.2%
Hancom MDS, Inc. (South Korea)	3,090	48,292
Samsung SDS Co. Ltd. (South Korea)	402	59,141
SK Holdings Co. Ltd. (South Korea)	844	212,225
Total Computers		319,658

Cosmetics / Personal Care – 0.9%
Amorepacific Corp. (South Korea)	236	53,470
LG Household & Health Care Ltd. (South Korea)	40	32,689
Total Cosmetics / Personal Care		86,159

Distribution / Wholesale – 3.2%
Hanwha Corp. (South Korea)	1,244	47,790
Kolon Corp. (South Korea)	434	24,781
LG Corp. (South Korea)	2,764	194,507
SK Networks Co. Ltd. (South Korea)	8,196	51,594
Total Distribution / Wholesale		318,672

Diversified Financial Services – 6.4%
DGB Financial Group, Inc. (South Korea)	5,568	51,045
KB Financial Group, Inc. (South Korea)	7,756	379,894
KIWOOM Securities Co. Ltd. (South Korea)	1,791	113,213
NH Investment & Securities Co. Ltd. (South Korea)	8,380	99,505
Total Diversified Financial Services		643,657

Electrical Components & Equipment – 1.4%
LS Corp. (South Korea)	2,083	143,310

Electronics – 0.9%
Samsung Electro-Mechanics Co. Ltd. (South Korea)	1,001	89,145

Engineering & Construction – 0.9%
Daelim Industrial Co. Ltd. (South Korea)	652	45,598
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	7,590	47,779
Total Engineering & Construction		93,377

Food – 3.6%
CJ CheilJedang Corp. (South Korea)	1,079	333,964
NUTRIBIOTECH Co. Ltd. (South Korea)*	2,134	33,537
Total Food		367,501

Gas – 1.2%
Korea Gas Corp. (South Korea)*	2,843	104,501
SK Chemicals Co. Ltd. (South Korea)	317	18,073
Total Gas		122,574

Healthcare - Products – 1.1%
Interojo Co. Ltd. (South Korea)	1,285	40,333

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products (continued)
i-SENS, Inc. (South Korea)	805	$15,498
Value Added Technology Co. Ltd. (South Korea)	753	17,948
Vieworks Co. Ltd. (South Korea)	1,010	34,524
Total Healthcare - Products		108,303

Holding Companies - Diversified – 1.0%
CJ Corp. (South Korea)	661	98,398

Insurance – 1.1%
Samsung Life Insurance Co. Ltd. (South Korea)	1,151	113,557

Internet – 6.2%
NAVER Corp. (South Korea)	587	381,818
NCSoft Corp. (South Korea)	128	51,911
NHN Entertainment Corp. (South Korea)*	3,315	197,681
Total Internet		631,410

Iron / Steel – 3.0%
POSCO (South Korea)	1,091	301,957

Leisure Time – 0.9%
Hana Tour Service, Inc. (South Korea)	1,228	92,313

Machinery - Diversified – 3.2%
Hyundai Robotics Co. Ltd. (South Korea)*	607	225,767
SFA Engineering Corp. (South Korea)	2,802	101,159
Total Machinery - Diversified		326,926

Miscellaneous Manufacturing – 1.8%
Doosan Corp. (South Korea)	1,451	179,894

Oil & Gas – 2.8%
GS Holdings Corp. (South Korea)	1,444	82,705
S-Oil Corp. (South Korea)	1,833	204,049
Total Oil & Gas		286,754

Pharmaceuticals – 1.8%
Dong-A Socio Holdings Co. Ltd. (South Korea)	433	45,933
Green Cross Corp. (South Korea)	316	55,318
Hanmi Pharm Co. Ltd. (South Korea)*	82	32,539
Yuhan Corp. (South Korea)	253	45,615
Total Pharmaceuticals		179,405

Retail – 3.0%
E-MART, Inc. (South Korea)	276	50,243
Lotte Shopping Co. Ltd. (South Korea)	465	100,076
Samsung C&T Corp. (South Korea)	1,283	151,225
Total Retail		301,544

Semiconductors – 24.7%
Samsung Electronics Co. Ltd. (South Korea)	918	2,055,050
SK Hynix, Inc. (South Korea)	5,057	366,024
TES Co. Ltd. (South Korea)	2,479	68,936
Total Semiconductors		2,490,010

Telecommunications – 2.4%
Samsung SDI Co. Ltd. (South Korea)	229	39,688
SK Telecom Co. Ltd. (South Korea)	904	201,266
Total Telecommunications		240,954

Transportation – 1.5%
Hyundai Glovis Co. Ltd. (South Korea)	957	123,662
Korea Line Corp. (South Korea)*	882	26,683
Total Transportation		150,345
Total Common Stocks (Cost $8,602,983)		10,034,510
Total Investments – 99.4% (Cost $8,602,983)		10,034,510
Other Assets in Excess of Liabilities – 0.6%		63,899
Net Assets – 100.0%		$10,098,409

*	Non-income producing security.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	2.6%
Aerospace/Defense	0.1

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)	% of
Net Assets
Agriculture	0.4%
Airlines	2.2
Apparel	1.8
Auto Manufacturers	4.6
Auto Parts & Equipment	3.2
Banks	1.9
Biotechnology	0.1
Chemicals	6.1
Commercial Services	0.2
Computers	3.2
Cosmetics / Personal Care	0.9
Distribution / Wholesale	3.2
Diversified Financial Services	6.4
Electrical Components & Equipment	1.4
Electronics	0.9
Engineering & Construction	0.9
Food	3.6
Gas	1.2
Healthcare - Products	1.1
Holding Companies - Diversified	1.0
Insurance	1.1
Internet	6.2
Iron / Steel	3.0
Leisure Time	0.9
Machinery - Diversified	3.2
Miscellaneous Manufacturing	1.8
Oil & Gas	2.8
Pharmaceuticals	1.8
Retail	3.0
Semiconductors	24.7
Telecommunications	2.4
Transportation	1.5
Total Investments	99.4
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.2%
Advertising – 0.4%
Interpublic Group of Cos., Inc. (The)	3,460	$71,933
Omnicom Group, Inc.	722	53,479
Total Advertising		125,412

Aerospace/Defense – 1.6%
Arconic, Inc.	5,299	131,839
Boeing Co. (The)	233	59,231
General Dynamics Corp.	88	18,091
Harris Corp.	329	43,323
L3 Technologies, Inc.	59	11,117
Lockheed Martin Corp.	29	8,998
Northrop Grumman Corp.	37	10,646
Raytheon Co.	54	10,075
Rockwell Collins, Inc.	449	58,689
TransDigm Group, Inc.	223	57,010
United Technologies Corp.	206	23,913
Total Aerospace/Defense		432,932

Agriculture – 0.7%
Altria Group, Inc.	361	22,895
Archer-Daniels-Midland Co.	2,935	124,767
Philip Morris International, Inc.	511	56,726
Total Agriculture		204,388

Airlines – 1.1%
Alaska Air Group, Inc.	890	67,880
Delta Air Lines, Inc.	2,422	116,789
Southwest Airlines Co.	2,017	112,912
United Continental Holdings, Inc.*	342	20,821
Total Airlines		318,402

Apparel – 1.1%
Hanesbrands, Inc.(a)	3,640	89,690
Michael Kors Holdings Ltd.*	369	17,657
NIKE, Inc., Class B	765	39,665
Ralph Lauren Corp.	1,029	90,850
Under Armour, Inc., Class C*(a)	925	13,894
VF Corp.	732	46,533
Total Apparel		298,289

Auto Manufacturers – 1.4%
Ford Motor Co.	12,358	147,925
General Motors Co.	4,110	165,962
PACCAR, Inc.	892	64,527
Total Auto Manufacturers		378,414

Auto Parts & Equipment – 1.3%
BorgWarner, Inc.	1,854	94,981
Delphi Automotive PLC	1,070	105,288
Goodyear Tire & Rubber Co. (The)	4,721	156,973
Total Auto Parts & Equipment		357,242

Banks – 6.1%
Bank of America Corp.	2,399	60,791
Bank of New York Mellon Corp. (The)	989	52,437
BB&T Corp.	999	46,893
Capital One Financial Corp.	788	66,712
Citigroup, Inc.	851	61,902
Citizens Financial Group, Inc.	4,184	158,448
Comerica, Inc.	2,218	169,145
Fifth Third Bancorp	895	25,042
Goldman Sachs Group, Inc. (The)	548	129,980
Huntington Bancshares, Inc.	4,016	56,063
JPMorgan Chase & Co.	597	57,019
KeyCorp	2,915	54,860
M&T Bank Corp.	108	17,392
Morgan Stanley	2,949	142,053
Northern Trust Corp.	607	55,802
PNC Financial Services Group, Inc. (The)	432	58,221
Regions Financial Corp.	7,798	118,764
State Street Corp.	1,030	98,406
SunTrust Banks, Inc.	951	56,841
US Bancorp	290	15,541
Wells Fargo & Co.	1,066	58,790
Zions Bancorporation	2,566	121,064
Total Banks		1,682,166

Beverages – 1.0%
Brown-Forman Corp., Class B	242	13,141
Coca-Cola Co. (The)	347	15,618
Constellation Brands, Inc., Class A	325	64,821
Dr Pepper Snapple Group, Inc.	284	25,125
Molson Coors Brewing Co., Class B	1,089	88,906
Monster Beverage Corp.*	855	47,239
PepsiCo, Inc.	107	11,923
Total Beverages		266,773

Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc.*	851	119,387
Amgen, Inc.	56	10,441
Biogen, Inc.*	183	57,301
Celgene Corp.*	1,000	145,820
Illumina, Inc.*	61	12,151
Incyte Corp.*	172	20,079

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.*	144	$64,385
Vertex Pharmaceuticals, Inc.*	83	12,620
Total Biotechnology		442,184

Building Materials – 1.7%
Fortune Brands Home & Security, Inc.	851	57,213
Johnson Controls International PLC	2,798	112,731
Martin Marietta Materials, Inc.	341	70,324
Masco Corp.	2,996	116,874
Vulcan Materials Co.	851	101,780
Total Building Materials		458,922

Chemicals – 1.7%
Air Products & Chemicals, Inc.	330	49,903
Albemarle Corp.	270	36,804
DowDuPont, Inc.	407	28,177
Eastman Chemical Co.	995	90,038
FMC Corp.	95	8,484
International Flavors & Fragrances, Inc.	95	13,576
LyondellBasell Industries NV, Class A	629	62,302
Monsanto Co.	241	28,877
Mosaic Co. (The)	581	12,544
PPG Industries, Inc.	425	46,180
Praxair, Inc.	237	33,118
Sherwin-Williams Co. (The)	154	55,138
Total Chemicals		465,141

Commercial Services – 3.4%
Automatic Data Processing, Inc.	71	7,762
Cintas Corp.	325	46,891
Ecolab, Inc.	324	41,670
Equifax, Inc.	596	63,170
Gartner, Inc.*	331	41,180
Global Payments, Inc.	673	63,955
H&R Block, Inc.	2,437	64,532
IHS Markit Ltd.*	1,222	53,866
Moody's Corp.	54	7,517
Nielsen Holdings PLC(a)	1,312	54,382
PayPal Holdings, Inc.*	811	51,928
Quanta Services, Inc.*	987	36,884
Robert Half International, Inc.	1,213	61,062
S&P Global, Inc.	337	52,677
Total System Services, Inc.	786	51,483
United Rentals, Inc.*	769	106,691
Verisk Analytics, Inc.*	122	10,149
Western Union Co. (The)	6,313	121,210
Total Commercial Services		937,009

Computers – 3.0%
Accenture PLC, Class A	185	24,988
Apple, Inc.	422	65,039
Cognizant Technology Solutions Corp., Class A	1,045	75,804
CSRA, Inc.	1,884	60,797
DXC Technology Co.	1,914	164,374
HP, Inc.	441	8,802
International Business Machines Corp.	227	32,933
NetApp, Inc.	2,196	96,097
Seagate Technology PLC(a)	4,605	152,748
Western Digital Corp.	1,902	164,333
Total Computers		845,915

Cosmetics/Personal Care – 0.4%
Colgate-Palmolive Co.	151	11,000
Coty, Inc., Class A	3,816	63,079
Estee Lauder Cos., Inc. (The), Class A	176	18,980
Procter & Gamble Co. (The)	94	8,552
Total Cosmetics/Personal Care		101,611

Distribution/Wholesale – 0.8%
Fastenal Co.	1,479	67,413
LKQ Corp.*	3,032	109,122
W.W. Grainger, Inc.(a)	311	55,902
Total Distribution/Wholesale		232,437

Diversified Financial Services – 6.9%
Affiliated Managers Group, Inc.	804	152,623
Alliance Data Systems Corp.	690	152,869
American Express Co.	917	82,952
Ameriprise Financial, Inc.	1,116	165,737
BlackRock, Inc.	143	63,934
CBOE Holdings, Inc.	1,218	131,093
Charles Schwab Corp. (The)	1,808	79,082
CME Group, Inc.	60	8,141
Discover Financial Services	2,033	131,088
E*TRADE Financial Corp.*	2,077	90,578
Franklin Resources, Inc.	1,274	56,706
Intercontinental Exchange, Inc.	657	45,136

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Invesco Ltd.	3,868	$135,535
Mastercard, Inc., Class A	401	56,621
Nasdaq, Inc.	489	37,932
Navient Corp.	8,670	130,223
Raymond James Financial, Inc.	1,695	142,939
Synchrony Financial	4,012	124,573
T. Rowe Price Group, Inc.	769	69,710
Visa, Inc., Class A	559	58,829
Total Diversified Financial Services		1,916,301

Electric – 1.5%
AES Corp. (The)	7,148	78,771
Alliant Energy Corp.	345	14,342
Ameren Corp.	213	12,320
American Electric Power Co., Inc.	211	14,821
CenterPoint Energy, Inc.	486	14,196
CMS Energy Corp.	197	9,125
Consolidated Edison, Inc.	214	17,265
Dominion Energy, Inc.	166	12,770
DTE Energy Co.	132	14,172
Duke Energy Corp.	189	15,861
Edison International	180	13,891
Entergy Corp.	415	31,689
Eversource Energy	194	11,725
Exelon Corp.	210	7,911
FirstEnergy Corp.	548	16,895
NRG Energy, Inc.	726	18,578
PG&E Corp.	237	16,137
Pinnacle West Capital Corp.	161	13,614
PPL Corp.	309	11,727
Public Service Enterprise Group, Inc.	302	13,967
SCANA Corp.	228	11,056
Southern Co. (The)	314	15,430
WEC Energy Group, Inc.	235	14,753
Xcel Energy, Inc.	309	14,622
Total Electric		415,638

Electrical Components & Equipment – 0.6%
Acuity Brands, Inc.(a)	766	131,200
AMETEK, Inc.	294	19,416
Emerson Electric Co.	205	12,882
Total Electrical Components & Equipment		163,498

Electronics – 1.0%
Agilent Technologies, Inc.	124	7,961
Allegion PLC	682	58,972
Amphenol Corp., Class A	160	13,542
Corning, Inc.	258	7,719
FLIR Systems, Inc.	670	26,070
Fortive Corp.	291	20,600
Garmin Ltd.(a)	185	9,984
Honeywell International, Inc.	243	34,443
Mettler-Toledo International, Inc.*	14	8,766
PerkinElmer, Inc.	342	23,588
TE Connectivity Ltd.	611	50,750
Waters Corp.*	88	15,798
Total Electronics		278,193

Engineering & Construction – 0.4%
Fluor Corp.	1,371	57,719
Jacobs Engineering Group, Inc.	922	53,725
Total Engineering & Construction		111,444

Environmental Control – 0.3%
Republic Services, Inc.	145	9,579
Stericycle, Inc.*	881	63,097
Waste Management, Inc.	189	14,793
Total Environmental Control		87,469

Food – 1.5%
Campbell Soup Co.	342	16,013
Conagra Brands, Inc.	726	24,495
General Mills, Inc.	1,205	62,371
Hershey Co. (The)	70	7,642
Hormel Foods Corp.(a)	450	14,463
JM Smucker Co. (The)	103	10,808
Kellogg Co.	124	7,734
Kraft Heinz Co. (The)	387	30,012
Kroger Co. (The)	3,119	62,567
McCormick & Co., Inc.	96	9,853
Mondelez International, Inc., Class A	1,389	56,477
Safeway, Inc PDC, LLC CVR*(b)	447	0
Safeway, Inc SCRP. CVR*(b)	447	0
Sysco Corp.	982	52,979
Tyson Foods, Inc., Class A	972	68,477
Total Food		423,891

Forest Products & Paper – 0.2%
International Paper Co.	1,130	64,207

Gas – 0.2%
NiSource, Inc.	449	11,490

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Gas (continued)
Sempra Energy	310	$35,380
Total Gas		46,870

Hand/Machine Tools – 0.6%
Snap-on, Inc.	825	122,933
Stanley Black & Decker, Inc.	220	33,214
Total Hand/Machine Tools		156,147

Healthcare - Products – 2.7%
Abbott Laboratories	1,076	57,415
Align Technology, Inc.*	118	21,980
Baxter International, Inc.	746	46,812
Becton Dickinson and Co.	289	56,630
Boston Scientific Corp.*	1,488	43,405
C.R. Bard, Inc.	51	16,346
Cooper Cos., Inc. (The)	145	34,381
Danaher Corp.	448	38,430
DENTSPLY SIRONA, Inc.	443	26,496
Edwards Lifesciences Corp.*	500	54,655
Henry Schein, Inc.*	446	36,568
Hologic, Inc.*	1,418	52,026
IDEXX Laboratories, Inc.*	64	9,951
Intuitive Surgical, Inc.*	13	13,596
Medtronic PLC	181	14,076
Patterson Cos., Inc.	901	34,824
ResMed, Inc.	416	32,015
Stryker Corp.	268	38,061
Thermo Fisher Scientific, Inc.	290	54,868
Varian Medical Systems, Inc.*	89	8,905
Zimmer Biomet Holdings, Inc.	534	62,526
Total Healthcare - Products		753,966

Healthcare - Services – 3.4%
Aetna, Inc.	389	61,855
Anthem, Inc.	338	64,179
Centene Corp.*	703	68,029
Cigna Corp.	398	74,402
DaVita, Inc.*	993	58,974
Envision Healthcare Corp.*	3,034	136,378
HCA Healthcare, Inc.*	1,586	126,230
Humana, Inc.	257	62,613
Laboratory Corp. of America Holdings*	396	59,784
Quest Diagnostics, Inc.	243	22,755
Quintiles IMS Holdings, Inc.*	695	66,074
UnitedHealth Group, Inc.	342	66,981
Universal Health Services, Inc., Class B	568	63,014
Total Healthcare - Services		931,268

Holding Companies - Diversified – 0.2%
Leucadia National Corp.	2,731	68,958

Home Builders – 1.6%
D.R. Horton, Inc.	3,540	141,352
Lennar Corp., Class A	2,319	122,443
PulteGroup, Inc.	6,388	174,584
Total Home Builders		438,379

Home Furnishings – 0.7%
Leggett & Platt, Inc.	863	41,191
Whirlpool Corp.	863	159,172
Total Home Furnishings		200,363

Household Products/Wares – 0.2%
Avery Dennison Corp.	99	9,736
Church & Dwight Co., Inc.	171	8,285
Clorox Co. (The)	105	13,850
Kimberly-Clark Corp.	96	11,297
Total Household Products/Wares		43,168

Housewares – 0.4%
Newell Brands, Inc.	2,497	106,547

Insurance – 6.0%
Aflac, Inc.	106	8,627
Allstate Corp. (The)	978	89,888
American International Group, Inc.	1,757	107,862
Aon PLC	375	54,788
Arthur J Gallagher & Co.	607	37,361
Assurant, Inc.	1,654	157,990
Berkshire Hathaway, Inc., Class B*	75	13,749
Chubb Ltd.	394	56,165
Everest Re Group Ltd.	508	116,022
Hartford Financial Services Group, Inc. (The)	2,080	115,295
Lincoln National Corp.	1,475	108,383
Loews Corp.	170	8,136
Marsh & McLennan Cos., Inc.	631	52,884
MetLife, Inc.	2,421	125,771
Principal Financial Group, Inc.	1,297	83,449
Progressive Corp. (The)	1,638	79,312
Prudential Financial, Inc.	1,032	109,722
Torchmark Corp.	353	28,272

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc. (The)	170	$20,828
Unum Group	1,156	59,106
Willis Towers Watson PLC	342	52,747
XL Group Ltd (Bermuda)	4,240	167,268
Total Insurance		1,653,625

Internet – 2.4%
Alphabet, Inc., Class A*	75	73,029
Alphabet, Inc., Class C*	80	76,729
Amazon.com, Inc.*	18	17,304
eBay, Inc.*	812	31,229
Expedia, Inc.	533	76,720
F5 Networks, Inc.*	580	69,925
Facebook, Inc., Class A*	708	120,976
Netflix, Inc.*	81	14,689
Priceline Group, Inc. (The)*	36	65,909
Symantec Corp.	1,547	50,757
TripAdvisor, Inc.*(a)	301	12,200
VeriSign, Inc.*(a)	545	57,983
Total Internet		667,450

Iron/Steel – 0.6%
Nucor Corp.	2,911	163,132

Leisure Time – 1.2%
Carnival Corp.	1,247	80,519
Harley-Davidson, Inc.(a)	2,263	109,099
Royal Caribbean Cruises Ltd.	1,326	157,184
Total Leisure Time		346,802

Lodging – 1.0%
Hilton Worldwide Holdings, Inc.	941	65,352
Marriott International, Inc., Class A	487	53,697
MGM Resorts International	1,520	49,537
Wyndham Worldwide Corp.	927	97,715
Wynn Resorts Ltd.	126	18,764
Total Lodging		285,065

Machinery - Construction & Mining – 0.2%
Caterpillar, Inc.	369	46,018

Machinery - Diversified – 0.8%
Cummins, Inc.	428	71,917
Deere & Co.	323	40,565
Flowserve Corp.	269	11,457
Rockwell Automation, Inc.	154	27,444
Roper Technologies, Inc.	128	31,155
Xylem, Inc.	795	49,791
Total Machinery - Diversified		232,329

Media – 2.8%
CBS Corp., Class B	2,484	144,072
Charter Communications, Inc., Class A*	31	11,266
Comcast Corp., Class A	1,418	54,565
Discovery Communications, Inc., Class A*(a)	6,294	133,999
Discovery Communications, Inc., Class C*	6,842	138,619
News Corp., Class A	1,677	22,237
News Corp., Class B	1,382	18,864
Scripps Networks Interactive, Inc., Class A	267	22,933
Time Warner, Inc.	511	52,352
Twenty-First Century Fox, Inc., Class A	2,352	62,046
Twenty-First Century Fox, Inc., Class B	2,383	61,457
Viacom, Inc., Class B	720	20,045
Walt Disney Co. (The)	274	27,008
Total Media		769,463

Mining – 0.6%
Freeport-McMoRan, Inc.*	11,876	166,739

Miscellaneous Manufacturing – 1.8%
3M Co.	93	19,521
AO Smith Corp.	783	46,534
Dover Corp.	644	58,855
Eaton Corp. PLC	759	58,283
General Electric Co.	3,326	80,423
Illinois Tool Works, Inc.	259	38,322
Ingersoll-Rand PLC	620	55,285
Parker-Hannifin Corp.	318	55,656
Pentair PLC (United Kingdom)	853	57,970
Textron, Inc.	558	30,065
Total Miscellaneous Manufacturing		500,914

Office / Business Equipment – 0.5%
Xerox Corp.	3,968	132,095

Oil & Gas – 4.1%
Andeavor	1,447	149,258
Apache Corp.	367	16,809
Cabot Oil & Gas Corp.	2,677	71,610

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Chevron Corp.	1,170	$137,475
Cimarex Energy Co.	1,305	148,339
Concho Resources, Inc.*	123	16,202
ConocoPhillips	403	20,170
Devon Energy Corp.	4,413	162,001
EOG Resources, Inc.	214	20,702
EQT Corp.(a)	171	11,156
Exxon Mobil Corp.	352	28,857
Marathon Petroleum Corp.	1,723	96,626
Newfield Exploration Co.*	2,036	60,408
Occidental Petroleum Corp.	764	49,056
Phillips 66	650	59,547
Pioneer Natural Resources Co.	126	18,590
Valero Energy Corp.	899	69,160
Total Oil & Gas		1,135,966

Oil & Gas Services – 1.3%
Baker Hughes a GE Co.	2,323	85,068
Halliburton Co.	3,344	153,924
National Oilwell Varco, Inc.	589	21,045
Schlumberger Ltd.	1,394	97,246
Total Oil & Gas Services		357,283

Packaging & Containers – 0.9%
Ball Corp.(a)	1,560	64,428
Packaging Corp. of America	404	46,330
Sealed Air Corp.	1,522	65,020
WestRock Co.	1,501	85,152
Total Packaging & Containers		260,930

Pharmaceuticals – 3.3%
AbbVie, Inc.	1,191	105,832
Allergan PLC	667	136,702
AmerisourceBergen Corp.	719	59,497
Bristol-Myers Squibb Co.	619	39,455
Cardinal Health, Inc.	840	56,213
Eli Lilly & Co.	701	59,963
Express Scripts Holding Co.*	2,521	159,630
Johnson & Johnson	83	10,791
McKesson Corp.	918	141,014
Merck & Co., Inc.	324	20,746
Mylan NV*	1,934	60,670
Perrigo Co. PLC(a)	153	12,951
Pfizer, Inc.	597	21,313
Zoetis, Inc.	652	41,571
Total Pharmaceuticals		926,348

Pipelines – 0.3%
Kinder Morgan, Inc.	3,389	65,001
ONEOK, Inc.	265	14,684
Williams Cos., Inc. (The)	308	9,243
Total Pipelines		88,928

Real Estate – 0.4%
CBRE Group, Inc., Class A*	2,602	98,564

REITS – 2.1%
Alexandria Real Estate Equities, Inc.	163	19,392
American Tower Corp.	386	52,759
Apartment Investment & Management Co., Class A	460	20,176
AvalonBay Communities, Inc.	93	16,593
Boston Properties, Inc.	152	18,678
Crown Castle International Corp.	207	20,696
Digital Realty Trust, Inc.	172	20,353
Duke Realty Corp.	700	20,174
Equinix, Inc.	37	16,513
Equity Residential	280	18,461
Essex Property Trust, Inc.	76	19,306
Extra Space Storage, Inc.	170	13,586
Federal Realty Investment Trust	140	17,389
GGP, Inc.	837	17,385
HCP, Inc.	669	18,618
Host Hotels & Resorts, Inc.	911	16,844
Iron Mountain, Inc.	467	18,166
Kimco Realty Corp.	924	18,064
Macerich Co. (The)	371	20,394
Mid-America Apartment Communities, Inc.	169	18,063
Prologis, Inc.	296	18,784
Public Storage	80	17,119
Realty Income Corp.	338	19,330
Regency Centers Corp.	260	16,130
SBA Communications Corp.*	89	12,821
Simon Property Group, Inc.	73	11,754
UDR, Inc.	545	20,726
Ventas, Inc.	272	17,715
Vornado Realty Trust	151	11,609
Welltower, Inc.	282	19,819

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
REITS (continued)
Weyerhaeuser Co.	501	$17,049
Total REITS		584,466

Retail – 7.8%
Advance Auto Parts, Inc.	631	62,595
AutoZone, Inc.*	179	106,525
Best Buy Co., Inc.	1,856	105,718
CarMax, Inc.*(a)	842	63,832
Chipotle Mexican Grill, Inc.*(a)	168	51,715
Coach, Inc.	1,570	63,240
Costco Wholesale Corp.	74	12,157
CVS Health Corp.	834	67,821
Darden Restaurants, Inc.	612	48,213
Dollar General Corp.	828	67,109
Dollar Tree, Inc.*	783	67,980
Foot Locker, Inc.	2,511	88,437
Gap, Inc. (The)	1,888	55,753
Genuine Parts Co.	168	16,069
Home Depot, Inc. (The)	376	61,498
Kohl’s Corp.(a)	1,316	60,075
L Brands, Inc.(a)	2,211	92,000
Lowe’s Cos., Inc.	1,173	93,770
Macy’s, Inc.	5,990	130,702
McDonald's Corp.	77	12,064
Nordstrom, Inc.(a)	884	41,681
O’Reilly Automotive, Inc.*	319	68,703
PVH Corp.	833	105,008
Ross Stores, Inc.	1,068	68,961
Signet Jewelers Ltd.(a)	1,567	104,284
Starbucks Corp.	1,179	63,324
Target Corp.	302	17,821
Tiffany & Co.	346	31,756
TJX Cos., Inc. (The)	905	66,726
Tractor Supply Co.(a)	980	62,024
Ulta Beauty, Inc.*	434	98,110
Walgreens Boots Alliance, Inc.	844	65,174
Wal-Mart Stores, Inc.	119	9,299
Yum! Brands, Inc.	507	37,320
Total Retail		2,167,464

Savings & Loans – 0.1%
People’s United Financial, Inc.	934	16,943

Semiconductors – 5.3%
Advanced Micro Devices, Inc.*(a)	1,428	18,207
Analog Devices, Inc.	747	64,369
Applied Materials, Inc.	3,357	174,866
Broadcom Ltd.	577	139,946
Intel Corp.	1,697	64,622
KLA-Tencor Corp.	1,422	150,732
Lam Research Corp.	879	162,650
Microchip Technology, Inc.(a)	1,327	119,138
Micron Technology, Inc.*	4,469	175,766
NVIDIA Corp.	46	8,223
Qorvo, Inc.*	2,043	144,399
QUALCOMM, Inc.	1,265	65,578
Skyworks Solutions, Inc.	1,299	132,368
Texas Instruments, Inc.	398	35,677
Xilinx, Inc.	150	10,624
Total Semiconductors		1,467,165

Software – 2.5%
Activision Blizzard, Inc.	959	61,865
Adobe Systems, Inc.*	430	64,147
Akamai Technologies, Inc.*	1,262	61,485
ANSYS, Inc.*	74	9,082
Autodesk, Inc.*	183	20,544
CA, Inc.	465	15,522
Cadence Design Systems, Inc.*	448	17,683
Cerner Corp.*	718	51,208
Citrix Systems, Inc.*	998	76,666
Electronic Arts, Inc.*	287	33,883
Fidelity National Information Services, Inc.	610	56,968
Fiserv, Inc.*	387	49,907
Intuit, Inc.	288	40,936
Microsoft Corp.	130	9,684
Oracle Corp.	1,157	55,941
Paychex, Inc.	176	10,553
Red Hat, Inc.*	188	20,842
salesforce.com, Inc.*	187	17,469
Synopsys, Inc.*	105	8,456
Total Software		682,841

Telecommunications – 0.8%
AT&T, Inc.	350	13,709
Cisco Systems, Inc.	921	30,973
Juniper Networks, Inc.	4,755	132,332
Level 3 Communications, Inc.*	234	12,470
Motorola Solutions, Inc.	316	26,819

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Verizon Communications, Inc.	312	$15,441
Total Telecommunications		231,744

Textiles – 0.0%**
Mohawk Industries, Inc.*	31	7,673

Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	466	45,514
Mattel, Inc.(a)	771	11,935
Total Toys/Games/Hobbies		57,449

Transportation – 1.5%
C.H. Robinson Worldwide, Inc.(a)	145	11,034
CSX Corp.	823	44,656
Expeditors International of Washington, Inc.	503	30,110
FedEx Corp.	312	70,381
JB Hunt Transport Services, Inc.	458	50,875
Kansas City Southern	551	59,883
Norfolk Southern Corp.	424	56,070
Union Pacific Corp.	497	57,637
United Parcel Service, Inc., Class B	337	40,470
Total Transportation		421,116

Water – 0.0%**
American Water Works Co., Inc.	124	10,033
Total Common Stocks (Cost $23,619,307)		27,232,089

MONEY MARKET FUND – 1.9%
BlackRock Liquidity Funds FedFund Portfolio, 0.93%(c) (Cost $516,819)	516,819	516,819

REPURCHASE AGREEMENTS – 3.8%(d)
BNP Paribas Securities Corp., dated 09/29/17, due 10/02/17, 1.04%, total to be received $51,705, (collateralized by various U.S. Government Agency Obligations, 0.00%-3.88%, 12/07/17-04/15/29, totaling $52,516)	$51,701	51,701
Citigroup Global Markets, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $250,023, (collateralized by various U.S. Government Agency Obligations, 1.90%-9.00%, 12/01/17-06/01/51, totaling $254,239)	250,000	250,000
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $250,022, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $254,317)	250,000	250,000
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $250,023, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/17-08/20/67, totaling $254,206)	250,000	250,000
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $250,022, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.00%, 02/08/18-08/20/47, totaling $254,225)	250,000	250,000
Total Repurchase Agreements (Cost $1,051,701)		1,051,701
Total Investments – 103.9% (Cost $25,187,827)		28,800,609
Liabilities in Excess of Other Assets – (3.9%)		(1,079,544)
Net Assets – 100.0%		$27,721,065

CVR - Contingent Value Rights

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,437,231; the aggregate market value of the collateral held by the fund is $1,477,112. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $425,411.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	Rate shown reflects the 7-day yield as of September 30, 2017.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	0.4%
Aerospace/Defense	1.6
Agriculture	0.7
Airlines	1.1
Apparel	1.1
Auto Manufacturers	1.4
Auto Parts & Equipment	1.3
Banks	6.1
Beverages	1.0
Biotechnology	1.6
Building Materials	1.7
Chemicals	1.7
Commercial Services	3.4
Computers	3.0
Cosmetics/Personal Care	0.4
Distribution/Wholesale	0.8
Diversified Financial Services	6.9
Electric	1.5
Electrical Components & Equipment	0.6
Electronics	1.0
Engineering & Construction	0.4
Environmental Control	0.3
Food	1.5
Forest Products & Paper	0.2
Gas	0.2
Hand/Machine Tools	0.6
Healthcare - Products	2.7
Healthcare - Services	3.4
Holding Companies - Diversified	0.2
Home Builders	1.6
Home Furnishings	0.7
Household Products/Wares	0.2
Housewares	0.4
Insurance	6.0
Internet	2.4
Iron/Steel	0.6
Leisure Time	1.2
Lodging	1.0
Machinery - Construction & Mining	0.2
Machinery - Diversified	0.8
Media	2.8
Mining	0.6
Miscellaneous Manufacturing	1.8
Office / Business Equipment	0.5
Oil & Gas	4.1
Oil & Gas Services	1.3
Packaging & Containers	0.9
Pharmaceuticals	3.3
Pipelines	0.3
Real Estate	0.4
REITS	2.1
Retail	7.8
Savings & Loans	0.1
Semiconductors	5.3
Software	2.5
Telecommunications	0.8
Textiles	0.0 **
Toys/Games/Hobbies	0.2
Transportation	1.5
Water	0.0 **
Money Market Fund	1.9
Repurchase Agreements	3.8
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares / Principal	Value
EXCHANGE TRADED FUNDS – 98.3%
Asset Allocation Fund – 12.8%
SPDR Bloomberg Barclays Convertible Securities ETF	45,601	$2,328,843

Debt Funds – 85.5%
AdvisorShares Peritus High Yield ETF†	34,750	1,252,042
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,257	2,334,526
PowerShares Emerging Markets Sovereign Debt Portfolio	36,095	1,074,548
PowerShares Financial Preferred Portfolio(a)	113,545	2,153,949
PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	27,926	716,014
PowerShares International Corporate Bond Portfolio	32,667	883,479
PowerShares National AMT-Free Municipal Bond Portfolio(a)	21,001	536,366
PowerShares Senior Loan Portfolio	62,146	1,439,301
PowerShares Taxable Municipal Portfolio(a)	23,526	714,720
PowerShares Variable Rate Preferred Portfolio	20,686	538,870
SPDR Bloomberg Barclays High Yield Bond ETF	14,453	539,386
Vanguard Intermediate-Term Government Bond ETF(a)	8,293	536,060
Vanguard Long-Term Government Bond ETF(a)	4,608	354,309
Vanguard Mortgage-Backed Securities ETF	23,723	1,252,100
WisdomTree Emerging Markets Corporate Bond Fund	17,159	1,252,607
Total Debt Funds		15,578,277
Total Exchange Traded Funds (Cost $17,555,246)		17,907,120

MONEY MARKET FUND – 2.0%
BlackRock Liquidity Funds FedFund Portfolio, 0.93%(b) (Cost $371,135)	371,135	371,135

REPURCHASE AGREEMENTS – 14.4%(c)
Citigroup Global Markets, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $612,417, (collateralized by various U.S. Government Agency Obligations, 1.90%-9.00%, 12/01/17-06/01/51, totaling $622,744)	$612,362	612,362
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $612,417, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $622,935)	612,362	612,362
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $612,417, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/17-08/20/67, totaling $622,664)	612,362	612,362
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $612,416, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.00%, 02/08/18-08/20/47, totaling $622,712)	612,362	612,362

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Royal Bank of Scotland PLC, dated 09/29/17, due 10/02/17, 1.05%, total to be received $181,483, (collateralized by various U.S. Government Agency Obligations, 0.49%-3.50%, 10/31/17-11/15/42, totaling $184,080)	$181,467	$181,467
Total Repurchase Agreements (Cost $2,630,915)		2,630,915
Total Investments – 114.7% (Cost $20,557,296)		20,909,170
Liabilities in Excess of Other Assets – (14.7%)		(2,672,557)
Net Assets – 100.0%		$18,236,613

ETF - Exchange Traded Fund

PLC - Public Limited Company

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,544,167; the aggregate market value of the collateral held by the fund is $2,630,915.
(b)	Rate shown reflects the 7-day yield as of September 30, 2017.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Asset Allocation Fund	12.8%
Debt Funds	85.5
Money Market Fund	2.0
Repurchase Agreements	14.4
Total Investments	114.7
Liabilities in Excess of Other Assets	(14.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.9%
ARGENTINA – 2.8%
Empresa Distribuidora Y Comercializadora Norte*(a)	2,847	$113,168
Grupo Supervielle SA(a)	4,051	100,019
Pampa Energia SA*(a)	1,574	102,468
Telecom Argentina SA*(a)	885	27,293
Total Argentina		342,948

BELGIUM – 2.7%
Anheuser-Busch InBev SA/NV(a)	2,715	323,899

BRAZIL – 5.8%
Banco Bradesco SA(a)	5,965	66,032
Banco Santander Brasil SA(a)	7,286	63,679
Cia Brasileira de Distribuicao*(a)	3,910	92,550
Cia de Saneamento Basico do Estado de Sao Paulo(a)	10,591	110,782
Embraer SA(a)	2,475	55,960
Fibria Celulose SA(a)	5,711	77,327
Itau Unibanco Holding SA(a)	2,973	40,730
Telefonica Brasil SA(a)	2,834	44,890
TIM Participacoes SA(a)	3,156	57,692
Vale SA(a)	8,638	86,985
Total Brazil		696,627

CANADA – 3.9%
Canadian Solar, Inc.*(b)	10,043	169,124
CGI Group, Inc., Class A*	1,309	67,898
Magna International, Inc.	2,504	133,663
Manulife Financial Corp.(b)	4,962	100,679
Total Canada		471,364

CHILE – 1.2%
Banco Santander Chile(a)	566	16,816
Latam Airlines Group SA(a)(b)	6,675	88,444
Sociedad Quimica y Minera de Chile SA(a)	775	43,136
Total Chile		148,396

CHINA – 14.5%
51job, Inc.*(a)	383	23,214
58.com, Inc.*(a)	349	22,036
Alibaba Group Holding Ltd.*(a)(b)	2,102	363,036
Autohome, Inc.*(a)	870	52,270
Baidu, Inc.*(a)	160	39,630
Bitauto Holdings Ltd.*(a)	1,361	60,809
Changyou.com Ltd.*(a)	2,606	103,224
Cheetah Mobile, Inc.*(a)(b)	9,500	79,895
Daqo New Energy Corp.*(a)	2,525	73,275
Fang Holdings Ltd.*(a)(b)	5,048	20,444
Huaneng Power International, Inc.(a)(b)	1,704	41,612
Jumei International Holding Ltd.*(a)	36,156	104,852
Momo, Inc.*(a)	2,723	85,339
NetEase, Inc.(a)	265	69,910
New Oriental Education & Technology Group, Inc.(a)	403	35,569
Noah Holdings Ltd.*(a)(b)	1,493	47,940
NQ Mobile, Inc., Class A*(a)	22,774	79,709
Tarena International, Inc.(a)	6,781	98,664
Vipshop Holdings Ltd.*(a)	8,395	73,792
Xinyuan Real Estate Co., Ltd.(a)	10,709	60,827
Yirendai Ltd.(a)(b)	1,642	68,865
YY, Inc.*(a)	778	67,515
ZTO Express Cayman, Inc.*(a)	5,372	75,423
Total China		1,747,850

COLOMBIA – 1.1%
Bancolombia SA(a)	655	29,992
Ecopetrol SA(a)(b)	10,775	102,255
Total Colombia		132,247

FINLAND – 3.7%
Nokia OYJ(a)	74,940	448,141

FRANCE – 4.0%
Criteo SA*(a)	11,508	477,582

INDIA – 0.9%
HDFC Bank Ltd.(a)	587	56,569
Infosys Ltd.(a)(b)	1,287	18,777
WNS Holdings Ltd.*(a)	1,011	36,902
Total India		112,248

IRELAND – 1.5%
Trinity Biotech PLC*(a)	31,973	179,369

ISRAEL – 4.0%
Teva Pharmaceutical Industries Ltd.(a)	27,780	488,928

LUXEMBOURG – 4.0%
Ternium SA(a)	15,666	484,549

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
MEXICO – 1.7%
America Movil SAB de CV, Class L(a)	4,595	$81,561
Cemex SAB de CV*(a)	10,043	91,191
Grupo Televisa SAB(a)	1,296	31,972
Total Mexico		204,724

NETHERLANDS – 16.9%
Aegon NV(c)	83,604	484,067
Royal Dutch Shell PLC, Class A(a)	9,708	588,111
Royal Dutch Shell PLC, Class B(a)(b)	7,669	479,619
VEON Ltd.(a)(b)	115,892	484,429
Total Netherlands		2,036,226

NORWAY – 4.0%
Statoil ASA(a)	23,806	478,263

PERU – 0.8%
Cia de Minas Buenaventura SAA(a)	7,768	99,353

RUSSIA – 0.8%
Mobile TeleSystems PJSC(a)	4,613	48,160
QIWI PLC(a)	3,229	54,699
Total Russia		102,859

SOUTH AFRICA – 0.3%
MiX Telematics Ltd.(a)(b)	3,391	33,639

SOUTH KOREA – 0.9%
Hanwha Q CELLS Co. Ltd.*(a)(b)	1,722	14,138
LG Display Co., Ltd.(a)	6,938	93,108
Total South Korea		107,246

SPAIN – 2.5%
Grifols SA(a)	13,847	303,111

SWITZERLAND – 4.0%
STMicroelectronics NV(c)	24,985	485,209

TAIWAN – 5.6%
Advanced Semiconductor Engineering, Inc.(a)	4,151	25,653
Himax Technologies, Inc.(a)	2,868	31,347
Silicon Motion Technology Corp.(a)(b)	10,382	498,648
Siliconware Precision Industries Co., Ltd.(a)(b)	9,125	71,996
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,357	50,955
Total Taiwan		678,599

UNITED KINGDOM – 4.0%
BP PLC(a)	12,457	478,723

UNITED STATES – 8.3%
Carnival PLC(a)	4,374	282,035
Mitel Networks Corp.*	24,456	205,186
Shire PLC(a)	3,167	484,994
Tucows, Inc., Class A*(b)	583	34,135
Total United States		1,006,350
Total Common Stocks (Cost $10,560,404)		12,068,450

MONEY MARKET FUND – 5.4%
BlackRock Liquidity Funds FedFund Portfolio, 0.93%(d) (Cost $647,477)	647,477	647,477

REPURCHASE AGREEMENTS – 7.4%(e)
BNP Paribas Securities Corp., dated 09/29/17, due 10/02/17, 1.06%, total to be received $141,242, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 11/01/18-08/20/67, totaling $143,716)	$141,230	141,230
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $250,022, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $254,317)	250,000	250,000
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $250,023, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/17-08/20/67, totaling $254,206)	250,000	250,000

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $250,022, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.00%, 02/08/18-08/20/47, totaling $254,225)	$250,000	$250,000
Total Repurchase Agreements (Cost $891,230)		891,230
Total Investments – 112.7% (Cost $12,099,111)		13,607,157
Liabilities in Excess of Other Assets – (12.7%)		(1,528,742)
Net Assets – 100.0%		$12,078,415

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,696,209; the aggregate market value of the collateral held by the fund is $1,741,434. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $850,204.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of September 30, 2017.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.5%
Airlines	0.7
Auto Parts & Equipment	1.1
Banks	3.1
Beverages	2.7
Building Materials	0.8
Chemicals	1.0
Commercial Services	1.6
Computers	1.0
Diversified Financial Services	0.4
Electric	2.1
Electronics	0.8
Energy - Alternate Sources	1.5
Food	0.8
Forest Products & Paper	0.6
Healthcare - Products	1.5
Insurance	4.8
Internet	11.7
Iron / Steel	4.7
Leisure Time	2.3
Media	0.3
Mining	0.8
Oil & Gas	17.6
Pharmaceuticals	10.6
Real Estate	0.5
Semiconductors	9.6
Software	5.4
Telecommunications	9.9
Transportation	0.6
Water	0.9
Money Market Fund	5.4
Repurchase Agreements	7.4
Total Investments	112.7
Liabilities in Excess of Other Assets	(12.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 97.0%
Equity Fund – 97.0%
iShares Core S&P Mid-Cap ETF(a)	22,106	$3,954,763
iShares Core S&P Small-Cap ETF(a)	54,555	4,049,072
iShares Nasdaq Biotechnology ETF(a)	3,985	1,329,356
iShares U.S. Basic Materials ETF(a)	6,787	650,127
iShares US Financials ETF(a)	11,549	1,294,874
iShares U.S. Industrials ETF(a)	4,672	647,259
WisdomTree Europe Hedged Equity Fund	20,041	1,296,653
Total Exchange Traded Funds (Cost $12,517,382)		13,222,104

MONEY MARKET FUND – 3.3%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 0.89%(b) (Cost $447,433)	447,433	447,433

REPURCHASE AGREEMENTS – 21.4%(c)
Citigroup Global Markets, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $678,489, (collateralized by various U.S. Government Agency Obligations, 1.90%-9.00%, 12/01/17-06/01/51, totaling $689,930)	$678,428	678,428
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $678,488, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $690,142)	678,428	678,428
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $678,489, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/17-08/20/67, totaling $689,841)	678,428	678,428
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $678,487, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.00%, 02/08/18-08/20/47, totaling $689,894)	678,428	678,428
Royal Bank of Scotland PLC, dated 09/29/17, due 10/02/17, 1.05%, total to be received $201,091, (collateralized by various U.S. Government Agency Obligations, 0.49%-3.50%, 10/31/17-11/15/42, totaling $203,968)	201,073	201,073
Total Repurchase Agreements (Cost $2,914,785)		2,914,785
Total Investments – 121.7% (Cost $15,879,600)		16,584,322
Liabilities in Excess of Other Assets – (21.7%)		(2,961,625)
Net Assets – 100.0%		$13,622,697

ETF - Exchange Traded Fund

PLC - Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $6,717,888; the aggregate market value of the collateral held by the fund is $6,854,767. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,939,982.
(b)	Rate shown reflects the 7-day yield as of September 30, 2017.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	97.0%
Money Market Fund	3.3
Repurchase Agreements	21.4
Total Investments	121.7
Liabilities in Excess of Other Assets	(21.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEW TECH AND MEDIA ETF ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 97.9%
Commercial Services – 5.0%
Square, Inc., Class A*(a)	33,222	$957,126

Computers – 9.5%
Apple, Inc.	7,540	1,162,065
WNS Holdings Ltd. (India)*(b)	18,002	657,073
Total Computers		1,819,138

Internet – 61.2%
58.com, Inc. (China)*(b)	10,590	668,653
Alibaba Group Holding Ltd. (China)*(a)(b)	9,054	1,563,716
Alphabet, Inc., Class C*	774	742,351
Amazon.com, Inc.*	1,560	1,499,706
Baidu, Inc. (China)*(b)	4,812	1,191,884
Etsy, Inc.*	10,004	168,868
Facebook, Inc., Class A*	11,192	1,912,377
Netflix, Inc.*	4,672	847,267
Shopify, Inc., Class A (Canada)*	6,228	725,500
SINA Corp. (China)*	4,236	485,657
Tencent Holdings Ltd. (China)(b)	21,178	930,032
VeriSign, Inc.*(a)	5,760	612,807
YY, Inc. (China)*(b)	4,000	347,120
Total Internet		11,695,938

Semiconductors – 12.0%
Advanced Micro Devices, Inc.*	50,000	637,500
Diodes, Inc.*	31,000	927,830
IPG Photonics Corp.*	1,272	235,396
NVIDIA Corp.	1,174	209,876
Skyworks Solutions, Inc.	2,672	272,277
Total Semiconductors		2,282,879

Software – 10.2%
Adobe Systems, Inc.*	1,668	248,832
Microsoft Corp.	10,474	780,208
Red Hat, Inc.*	4,716	522,816
salesforce.com, Inc.*	4,140	386,759
Total Software		1,938,615
Total Common Stocks (Cost $17,865,377)		18,693,696

MONEY MARKET FUND – 1.9%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 0.89%(c)(Cost $371,383)	371,383	371,383

REPURCHASE AGREEMENTS – 7.8%(d)
Citigroup Global Markets, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $348,632, (collateralized by various U.S. Government Agency Obligations, 1.90%-9.00%, 12/01/17-06/01/51, totaling $354,511)	$348,601	348,601
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $348,632, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $354,620)	348,601	348,601
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $348,632, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/17-08/20/67, totaling $354,465)	348,601	348,601
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $348,632, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.00%, 02/08/18-08/20/47, totaling $354,493)	348,601	348,601

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEW TECH AND MEDIA ETF ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Royal Bank of Scotland PLC, dated 09/29/17, due 10/02/17, 1.05%, total to be received $103,311, (collateralized by various U.S. Government Agency Obligations, 0.49%-3.50%, 10/31/17-11/15/42, totaling $104,789)	$103,302	$103,302
Total Repurchase Agreements (Cost $1,497,706)		1,497,706
Total Investments – 107.6% (Cost $19,734,466)		20,562,785
Liabilities in Excess of Other Assets – (7.6%)		(1,459,588)
Net Assets – 100.0%		$19,103,197

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,898,514; the aggregate market value of the collateral held by the fund is $2,988,246. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,490,540.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2017.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Commercial Services	5.0%
Computers	9.5
Internet	61.2
Semiconductors	12.0
Software	10.2
Money Market Fund	1.9
Repurchase Agreements	7.8
Total Investments	107.6
Liabilities in Excess of Other Assets	(7.6)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 27.2%
American Credit Acceptance Receivables Trust, Class B, Series 2016-1A, 4.24%, 06/13/22‡	$665,000	$671,359
American Credit Acceptance Receivables Trust, Class C, Series 2017-2, 2.86%, 06/12/23‡	645,000	644,428
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-1, 2.30%, 03/08/21	1,720,000	1,728,306
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	501,467
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-3, 2.73%, 03/08/21	655,000	661,650
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	715,000	721,880
AmeriCredit Automobile Receivables Trust, Class C, Series 2017-1, 2.71%, 08/18/22	650,000	652,503
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	476,887	476,974
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	755,000	758,855
Ascentium Equipment Receivables LLC, Class B, Series 2015-1A, 2.26%, 06/10/21‡	194,800	195,039
Ascentium Equipment Receivables Trust, Class B, Series 2017-1A, 2.85%, 10/10/21‡	645,000	645,457
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@*	307,785	315,435
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	500,000	500,526
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,139,953
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	1,465,000	1,479,071
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2015-2A, 2.63%, 12/20/21‡	670,000	670,600
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	570,434	571,980
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	136,473	137,065
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	632,397	636,747
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	367,543	367,886
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	500,000	502,269
California Republic Auto Receivables Trust, Class B, Series 2015-3, 2.70%, 09/15/21	645,000	649,683
Capital Auto Receivables Asset Trust, Class C, Series 2013-4, 2.67%, 02/20/19	180,513	180,658
Capital Auto Receivables Asset Trust, Class C, Series 2015-2, 2.67%, 08/20/20	650,000	655,654
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	62,354	62,505
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	480,785
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	1,006,204
CarMax Auto Owner Trust, Class B, Series 2014-4, 2.20%, 09/15/20	700,000	702,339
CarMax Auto Owner Trust, Class B, Series 2015-4, 2.16%, 08/16/21	713,000	713,320

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Class B, Series 2016-2, 2.16%, 12/15/21	$575,000	$573,645
CarMax Auto Owner Trust, Class C, Series 2015-2, 2.39%, 03/15/21	615,000	618,194
CCG Receivables Trust, Class A3, Series 2015-1, 1.92%, 01/17/23‡	1,000,000	1,001,764
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	459,897	453,539
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	635,000	652,291
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	551,689	556,284
CLUB Credit Trust, Class B, Series 2017-P1, 3.56%, 09/15/23‡	270,000	269,975
Commonbond Student Loan Trust, Class A1, Series 2017-AGS, 2.55%, 05/25/41‡	616,134	612,523
Conseco Finance Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@*	46,147	46,455
CPS Auto Receivables Trust, Class B, Series 2017-C, 2.30%, 07/15/21‡	805,000	804,078
Diamond Resorts Owner Trust, Class A, Series 2014-1, 2.54%, 05/20/27‡	439,855	435,999
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	256,815	257,053
Drive Auto Receivables Trust, Class B, Series 2016-AA, 3.17%, 05/15/20‡	447,259	448,204
Drive Auto Receivables Trust, Class B, Series 2016-BA, 2.56%, 06/15/20‡	1,065,015	1,067,637
Drive Auto Receivables Trust, Class C, Series 2015-AA, 3.06%, 05/17/21‡	817,750	823,007
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	918,032	926,360
Drive Auto Receivables Trust, Class C, Series 2016-CA, 3.02%, 11/15/21‡	665,000	673,473
Drive Auto Receivables Trust, Class C, Series 2017-2, 2.75%, 09/15/23	805,000	804,273
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	198,381	198,518
DT Auto Owner Trust, Class B, Series 2016-1A, 2.79%, 05/15/20‡	305,931	306,265
DT Auto Owner Trust, Class C, Series 2014-3A, 3.04%, 09/15/20‡	126,273	126,528
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21‡	655,000	658,549
DT Auto Owner Trust, Class C, Series 2016-2A, 3.67%, 01/18/22‡	625,000	631,108
DT Auto Owner Trust, Class C, Series 2016-3A, 3.15%, 03/15/22‡	650,000	653,326
Earnest Student Loan Program LLC, Class A2, Series 2017-A, 2.65%, 01/25/41‡	599,855	597,580
Exeter Automobile Receivables Trust, Class A, Series 2016-1A, 2.35%, 07/15/20‡	235,964	236,185
Exeter Automobile Receivables Trust, Class B, Series 2017-2A, 2.82%, 05/16/22‡	785,000	784,957
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	270,000	268,906
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	72,374	72,422
Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	487,460	489,347
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	784,327	789,065

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	$500,000	$508,918
Exeter Automobile Receivables Trust, Class C, Series 2015-2A, 3.90%, 03/15/21‡	1,115,000	1,132,754
First Investors Auto Owner Trust, Class B, Series 2017-2A, 2.65%, 11/15/22‡	650,000	649,570
Flagship Credit Auto Trust, Class A, Series 2016-1, 2.77%, 12/15/20‡	346,100	348,318
Flagship Credit Auto Trust, Class C, Series 2017-3, 2.91%, 09/15/23‡	815,000	812,328
Flagship Credit Auto Trust, Class D, Series 2014-2, 5.21%, 02/15/21‡	645,000	661,467
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	598,323	600,786
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22‡	650,000	650,812
GLS Auto Receivables Trust, Class B, Series 2017-1A, 2.98%, 12/15/21‡	770,000	768,949
GM Financial Consumer Automobile, Class B, Series 2017-1A, 2.30%, 06/16/23‡	650,000	649,557
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	250,207	250,566
Greatamerica Leasing Receivables Funding LLC, Class A4, Series 2017-1, 2.36%, 01/20/23‡	640,000	639,931
Hertz Vehicle Financing II LP, Class A, Series 2015-2A, 2.02%, 09/25/19‡	1,075,000	1,071,729
Hertz Vehicle Financing LLC, Class A, Series 2016-1A, 2.32%, 03/25/20‡	200,000	199,851
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	439,854	438,381
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	154,364	152,664
Hilton Grand Vacations Trust, Class A, Series 2017-AA, 2.66%, 12/26/28‡	567,303	568,202
Hyundai Auto Receivables Trust, Class B, Series 2015-C, 2.15%, 11/15/21	1,000,000	1,000,630
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	427,740
Hyundai Auto Receivables Trust, Class D, Series 2015-A, 2.73%, 06/15/21	500,000	502,075
Laurel Road Prime Student Loan Trust, Class A2FX, Series 2017-B, 2.77%, 08/25/42‡	805,000	804,655
Leaf Receivables Funding 12 LLC, Class B, Series 2017-1, 2.65%, 02/15/22‡	775,000	772,675
Mariner Finance Issuance Trust, Class A, Series 2017-AA, 3.62%, 02/20/29‡	645,000	649,358
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	489,560	490,225
Murray Hill Marketplace Trust, Class A, Series 2016-LC1, 4.19%, 11/25/22‡	286,275	287,513
MVW Owner Trust, Class A, Series 2016-1A, 2.25%, 12/20/33‡	598,695	590,154
MVW Owner Trust, Class A, Series 2017-1A, 2.42%, 12/20/34‡	797,849	797,127
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	308,711	307,675
Navistar Financial Dealer Note Master Owner Trust II, Class B, Series 2016-1, 2.99%, (1-Month USD LIBOR + 1.75%), 09/27/21@‡	1,065,000	1,067,896
OneMain Direct Auto Receivables Trust, Class B, Series 2016-1A, 2.76%, 05/15/21‡	1,010,000	1,013,169

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
OneMain Financial Issuance Trust, Class A, Series 2014-1A, 2.43%, 06/18/24‡	$218	$218
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26‡	120,000	121,324
OneMain Financial Issuance Trust, Class A, Series 2015-2A, 2.57%, 07/18/25‡	215,481	216,151
Orange Lake Timeshare Trust, Class A, Series 2012-AA, 3.45%, 03/10/27‡	60,902	61,179
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	288,257	288,096
Prestige Auto Receivables Trust, Class C, Series 2017-1A, 2.81%, 01/17/23‡	810,000	812,965
Santander Drive Auto Receivables Trust, Class B, Series 2016-2, 2.08%, 02/16/21	750,000	752,207
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	1,574	1,574
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	239,923	240,313
Santander Drive Auto Receivables Trust, Class C, Series 2016-1, 3.09%, 04/15/22	1,370,000	1,386,034
Santander Drive Auto Receivables Trust, Class C, Series 2017-1, 2.58%, 05/16/22	650,000	651,948
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	475,000	477,947
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	82,386	82,284
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31@‡*	52,717	52,637
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	175,066	174,829
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	487,054	487,349
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	200,712	202,766
SLM Private Education Loan Trust, Class A2A, Series 2014-A, 2.59%, 01/15/26‡	1,149,480	1,156,859
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	422,679	426,963
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26‡	731,088	741,115
Sofi Consumer Loan Program LLC, Class A2, Series 2017-5, 2.78%, 09/25/26‡	270,000	270,076
Sofi Professional Loan Program LLC, Class A2, Series 2016-A, 2.76%, 12/26/36‡	322,055	325,256
Sofi Professional Loan Program LLC, Class A2A, Series 2017-C, 1.75%, 07/25/40‡	688,071	687,644
SoFi Professional Loan Program LLC, Class A1FX, Series 2017-B, 1.83%, 05/25/40‡	522,298	523,101
SoFi Professional Loan Program LLC, Class A2, Series 2014-B, 2.55%, 08/27/29‡	273,219	274,431
SoFi Professional Loan Program LLC, Class A2, Series 2015-A, 2.42%, 03/25/30‡	162,052	162,236
SoFi Professional Loan Program LLC, Class A2B, Series 2016-C, 2.36%, 12/27/32‡	1,006,000	1,000,233
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29‡	805,000	807,620
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	802,376

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	$151,288	$151,395
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	656,990	659,431
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23‡	629,211	629,463
Volvo Financial Equipment LLC, Class B, Series 2017-1A, 2.40%, 01/18/22‡	650,000	650,321
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	360,071	358,507
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	524,300	538,171
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	351,050	354,245
Westlake Automobile Receivables Trust, Class B, Series 2016-3A, 2.07%, 12/15/21‡	1,230,000	1,227,711
Westlake Automobile Receivables Trust, Class C, Series 2015-1A, 2.29%, 11/16/20‡	188,742	188,889
Westlake Automobile Receivables Trust, Class C, Series 2016-2A, 2.83%, 05/17/21‡	780,000	785,233
Total Asset Backed Securities (Cost $72,681,995)		72,814,880

CORPORATE BONDS – 23.7%
Consumer Discretionary – 2.8%
Amazon.Com, Inc., 2.40%, 02/22/23‡	1,000,000	998,807
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	115,000	115,177
Calatlantic Group, Inc., 5.88%, 11/15/24	136,000	149,090
Calatlantic Group, Inc., 5.25%, 06/01/26	390,000	405,113
CSC Holdings LLC, 6.75%, 11/15/21	365,000	404,237
Delphi Automotive PLC, 3.15%, 11/19/20	530,000	542,670
Discovery Communications LLC, 2.20%, 09/20/19	680,000	682,584
Discovery Communications LLC, 2.95%, 03/20/23	1,085,000	1,089,213
Dr Horton, Inc., 4.75%, 02/15/23	650,000	705,237
Hyundai Capital America, 2.45%, 06/15/21‡	515,000	506,084
Marriott International, Inc., Series N, 3.13%, 10/15/21	520,000	532,748
Newell Brands, Inc., 2.60%, 03/29/19	71,000	71,594
Newell Brands, Inc., 3.15%, 04/01/21	65,000	66,551
QVC, Inc., 3.13%, 04/01/19	610,000	616,440
Scientific Games International, Inc., 7.00%, 01/01/22‡	155,000	164,881
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	495,000	532,125
Wyndham Worldwide Corp., 4.15%, 04/01/24	35,000	35,537
Total Consumer Discretionary		7,618,088

Consumer Staples – 0.4%
Kraft Heinz Foods Co., 2.80%, 07/02/20	185,000	188,463
Kraft Heinz Foods Co., 3.50%, 07/15/22	281,000	291,120
Smithfield Foods, Inc., 2.70%, 01/31/20‡	251,000	252,055
Smithfield Foods, Inc., 2.65%, 10/03/21‡	34,000	33,985
Smithfield Foods, Inc., 3.35%, 02/01/22‡	222,000	226,674
Total Consumer Staples		992,297

Energy – 1.2%
Antero Resources Corp., 5.63%, 06/01/23	210,000	219,975
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(a)	550,000	561,000
Energy Transfer LP / Regency Energy Finance Corp., 5.00%, 10/01/22	440,000	475,747
EQT Corp., 2.50%, 10/01/20	104,000	104,460
EQT Corp., 3.00%, 10/01/22	235,000	235,815
Kinder Morgan, Inc., 3.15%, 01/15/23	350,000	352,308

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan, Inc., 5.63%, 11/15/23‡	$545,000	$607,804
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19	535,000	536,337
Ultra Resources, Inc., 6.88%, 04/15/22‡	30,000	30,638
Total Energy		3,124,084

Financials – 9.5%
Air Lease Corp., 2.63%, 09/04/18	520,000	524,252
Ally Financial, Inc., 3.25%, 11/05/18	145,000	146,654
Ally Financial, Inc., 4.13%, 03/30/20	270,000	278,775
Ares Capital Corp., 3.88%, 01/15/20(a)	210,000	215,431
Ares Capital Corp., 3.50%, 02/10/23	545,000	539,574
Aviation Capital Group Corp., 2.88%, 09/17/18‡	195,000	196,704
Bank of America Corp., 2.00%, 01/11/18	235,000	235,276
Bank of America Corp., 5.65%, 05/01/18	200,000	204,596
Bank of America Corp., 5.49%, 03/15/19	66,000	68,987
Bank of America Corp., 2.49%, (3-Month USD LIBOR + 1.18%), 10/21/22@	650,000	660,895
Bank of America Corp., 2.31%, (3-Month USD LIBOR + 1.00%), 04/24/23@	535,000	539,961
Bank of New York Mellon Corp. (The), 2.05%, 05/03/21	650,000	647,410
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%)#@	555,000	576,853
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	76,401
Berkshire Hathaway Finance Corp., 1.30%, 08/15/19	1,370,000	1,360,585
Citigroup, Inc., 2.27%, (3-Month USD LIBOR + 0.96%), 04/25/22@	670,000	674,492
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	326,951
First Horizon National Corp., 3.50%, 12/15/20	550,000	566,694
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	252,715
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	512,733
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	650,000	663,602
FS Investment Corp., 4.25%, 01/15/20	585,000	599,931
General Motors Financial Co., Inc., 2.40%, 04/10/18	355,000	356,177
General Motors Financial Co., Inc., 3.20%, 07/06/21	700,000	712,919
General Motors Financial Co., Inc., 3.70%, 05/09/23	280,000	285,692
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	165,000	163,748
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	515,000	521,216
Goldman Sachs Group, Inc. (The), 2.92%, (3-Month USD LIBOR + 1.60%), 11/29/23@	270,000	280,190
Goldman Sachs Group, Inc. (The), Series G, 3.06%, (3-Month USD LIBOR + 1.75%), 10/28/27@	650,000	677,397
Huntington Bancshares, Inc., 7.00%, 12/15/20	200,000	227,531
iStar, Inc., 6.00%, 04/01/22	235,000	243,812
iStar, Inc., 5.25%, 09/15/22	185,000	188,237
Jefferies Group LLC, 5.13%, 04/13/18	275,000	279,863
JPMorgan Chase & Co., 2.25%, 01/23/20	380,000	382,170
JPMorgan Chase & Co., 2.30%, 08/15/21	170,000	169,965
JPMorgan Chase & Co., 2.21%, (3-Month USD LIBOR + 0.90%), 04/25/23@	400,000	403,147
JPMorgan Chase Bank NA, 1.65%, 09/23/19	580,000	578,038
Kimco Realty Corp., 3.30%, 02/01/25	685,000	685,736
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.88%, 08/01/21‡	425,000	436,156
Lazard Group LLC, 4.25%, 11/14/20	275,000	290,735

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp., 8.75%, 07/01/19	$39,000	$43,373
Lincoln National Corp., 4.20%, 03/15/22	475,000	502,746
Lincoln National Corp., 3.35%, (3-Month USD LIBOR + 2.04%), 04/20/67@	100,000	90,567
Manufacturers & Traders Trust Co., 2.05%, 08/17/20	815,000	814,060
Morgan Stanley, 2.13%, 04/25/18	180,000	180,536
Morgan Stanley, 2.71%, (3-Month USD LIBOR + 1.40%), 10/24/23@	1,950,000	1,995,738
Navient Corp., 6.50%, 06/15/22	290,000	307,942
Nuveen Finance LLC, 2.95%, 11/01/19‡	400,000	406,859
Santander Holdings USA, Inc., 3.70%, 03/28/22‡	1,040,000	1,060,666
SBA Tower Trust, 3.16%, 10/08/20‡	570,000	574,917
SBA Tower Trust, 2.88%, 07/09/21‡	780,000	791,271
Springleaf Finance Corp., 5.25%, 12/15/19	190,000	198,265
Springleaf Finance Corp., 6.13%, 05/15/22	110,000	116,770
State Street Corp., 4.96%, 03/15/18	300,000	304,248
Voya Financial, Inc., 2.90%, 02/15/18	145,000	145,643
Wells Fargo & Co., 3.07%, 01/24/23	425,000	432,542
Wells Fargo Bank NA, 2.15%, 12/06/19	785,000	789,393
Total Financials		25,507,737

Health Care – 1.9%
Abbott Laboratories, 2.90%, 11/30/21	335,000	341,469
AbbVie, Inc., 2.50%, 05/14/20	540,000	546,804
AbbVie, Inc., 2.30%, 05/14/21	375,000	374,705
Allergan Funding SCS, 3.00%, 03/12/20	85,000	86,828
Allergan Funding SCS, 3.45%, 03/15/22	85,000	88,225
Becton Dickinson and Co., 2.89%, 06/06/22	622,000	624,691
Becton Dickinson and Co., 3.36%, 06/06/24	136,000	137,468
Cardinal Health, Inc., 1.95%, 06/14/19	400,000	400,326
Cardinal Health, Inc., 2.62%, 06/15/22	640,000	640,182
Cardinal Health, Inc., 3.08%, 06/15/24	255,000	257,155
CHS/Community Health Systems, Inc., 6.25%, 03/31/23	280,000	276,150
Forest Laboratories LLC, 4.38%, 02/01/19‡	53,000	54,366
Mylan NV, 3.15%, 06/15/21	170,000	173,126
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	260,000	259,335
Tenet Healthcare Corp., 6.00%, 10/01/20	105,000	112,162
Tenet Healthcare Corp., 4.63%, 07/15/24‡	485,000	481,828
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/22	295,000	300,660
Total Health Care		5,155,480

Industrials – 2.2%
America West Airlines Pass-Through Trust, Series 011G, 7.10%, 04/02/21	725,660	792,784
Continental Airlines Class A-1 Pass-Through Trust, Series 01A1, 6.70%, 06/15/21	197,816	210,674
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	114,330	118,903
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%)#@	815,000	863,044
Masco Corp., 3.50%, 04/01/21	515,000	531,413
Masco Corp., 5.95%, 03/15/22	304,000	342,702
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 06/15/19	195,000	196,507
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22‡	230,000	236,386
Pitney Bowes, Inc., 3.88%, 05/15/22	738,000	726,882
Standard Industries, Inc., 5.50%, 02/15/23‡	480,000	509,400
UAL Pass-Through Trust, Series 071A, 6.64%, 07/02/22	1,144,203	1,250,041
Total Industrials		5,778,736

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Information Technology – 1.8%
Apple, Inc., 2.25%, 02/23/21	$325,000	$327,771
Apple, Inc., 2.50%, 02/09/22	510,000	517,063
Apple, Inc., 3.00%, 02/09/24	535,000	548,704
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 01/15/20‡	395,000	397,402
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.00%, 01/15/22‡	280,000	284,951
Dun & Bradstreet Corp. (The), 4.25%, 06/15/20	150,000	154,505
Hewlett Packard Enterprise Co., 2.45%, 10/05/17	145,000	145,007
Hewlett Packard Enterprise Co., 2.85%, 10/05/18	325,000	328,330
Microsoft Corp., 1.55%, 08/08/21	650,000	638,878
Microsoft Corp., 2.40%, 02/06/22	510,000	515,872
VMware, Inc., 2.30%, 08/21/20	127,000	127,460
VMware, Inc., 2.95%, 08/21/22	701,000	705,972
Total Information Technology		4,691,915

Materials – 0.1%
Freeport-McMoRan, Inc., 3.88%, 03/15/23(a)	275,000	272,250

Real Estate – 1.7%
Corporate Office Properties LP, 3.70%, 06/15/21	460,000	472,045
Digital Realty Trust LP, 3.40%, 10/01/20	420,000	433,414
Digital Realty Trust LP, 3.95%, 07/01/22	270,000	284,982
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100,000	103,424
Government Properties Income Trust, 3.75%, 08/15/19	85,000	86,244
HCP, Inc., 3.75%, 02/01/19	140,000	142,592
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	150,000	154,264
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22	895,000	901,901
Hospitality Properties Trust, 4.65%, 03/15/24	515,000	539,744
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	273,752
Select Income REIT, 4.15%, 02/01/22	515,000	523,768
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	419,839
Ventas Realty LP / Ventas Capital Corp., 4.00%, 04/30/19	310,000	318,036
Total Real Estate		4,654,005

Telecommunication Services – 1.9%
AT&T, Inc., 3.88%, 08/15/21	210,000	220,019
AT&T, Inc., 3.00%, 06/30/22	1,045,000	1,056,297
AT&T, Inc., 2.20%, (3-Month USD LIBOR + 0.89%), 02/14/23@	525,000	524,226
AT&T, Inc., 3.40%, 08/14/24	536,000	537,633
Crown Castle International Corp., 4.88%, 04/15/22	355,000	385,944
Frontier Communications Corp., 10.50%, 09/15/22	645,000	561,150
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/21‡	780,000	793,650
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	135,068
Verizon Communications, Inc., 2.95%, 03/15/22	856,000	871,409
Total Telecommunication Services		5,085,396

Utilities – 0.2%
Dominion Energy, Inc., 2.96%, 07/01/19	50,000	50,740
Exelon Corp., 2.85%, 06/15/20	555,000	566,389
Total Utilities		617,129
Total Corporate Bonds (Cost $62,722,534)		63,497,117

MORTGAGE BACKED SECURITIES – 23.7%
Commercial Mortgage Backed Securities – 5.9%
Aventura Mall Trust, Class A, Series 2013-AVM, 3.87%, 12/05/32@‡*	1,015,000	1,057,199
Aventura Mall Trust, Class C, Series 2013-AVM, 3.87%, 12/05/32@‡*	250,000	256,410
Bayview Commercial Asset Trust, Class A2, Series 2006-2A, 1.52%, (1-Month USD LIBOR + 0.28%), 07/25/36@‡	210,749	201,290

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 2.74%, (1-Month USD LIBOR + 1.50%), 01/25/38@‡	$81,280	$80,770
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	72,503	72,473
Citigroup Commercial Mortgage Trust, Class A, Series 2016-SMPL, 2.23%, 09/10/31‡	470,000	466,357
CLNS Trust, Class B, Series 2017-IKPR, 2.24%, (1-Month USD LIBOR + 1.00%), 06/11/32@‡	775,000	775,674
Cold Storage Trust, Class A, Series 2017-ICE3, 2.23%, (1-Month USD LIBOR + 1.00%), 04/15/36@‡	775,000	778,911
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	191,899	191,141
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡*	460,000	509,834
Credit Suisse Commercial Mortgage Trust, Class A, Series 2016-BDWN, 4.13%, (1-Month USD LIBOR + 2.90%), 02/15/29@‡	980,000	984,900
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.49%, 12/15/34@‡*	200,000	202,780
GS Mortgage Securities Corp. Trust, Class A, Series 2012-ALOH, 3.55%, 04/10/34‡	1,158,000	1,208,991
Hilton USA Trust, Class B, Series 2016-SFP, 3.32%, 11/05/35‡	535,000	539,091
Hospitality Mortgage Trust, Class B, Series 2017-HIT, 2.41%, (1-Month USD LIBOR + 1.18%), 05/08/30@‡	750,000	750,880
JPMBB Commercial Mortgage Securities Trust, Class A4, Series 2014-C22, 3.80%, 09/15/47	1,049,000	1,105,985
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2015-SGP, 3.98%, (1-Month USD LIBOR + 2.75%), 07/15/36@‡	535,000	539,887
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 6.14%, 04/17/45@*	10,057	10,049
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2011-C4, 4.11%, 07/15/46‡	757,950	766,932
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP9, 5.37%, 05/15/47	505,314	504,986
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@*	228,814	228,629
Morgan Stanley Capital Barclays Bank Trust, Class A, Series 2016-MART, 2.20%, 09/13/31‡	1,140,000	1,130,155
Morgan Stanley Capital I Trust, Class A4, Series 2008-T29, 6.50%, 01/11/43@*	88,361	88,906
Morgan Stanley Capital I Trust, Class AM, Series 2008-T29, 6.50%, 01/11/43@*	860,000	865,488
Motel 6 Trust, Class A, Series 2017-MTL6, 2.15%, (1-Month USD LIBOR + 0.92%), 08/15/34@‡	670,000	672,240
SBA Tower Trust, 3.17%, 04/11/22‡	780,000	780,334
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	510,361	509,026
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	241,248	242,806

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
VSD, 3.60%, 12/25/43	$255,374	$255,581
Total Commercial Mortgage Backed Securities		15,777,705

Residential Mortgage Backed Securities – 17.7%
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	116,966	121,023
AMSR Trust, Class A, Series 2016-SFR1, 2.63%, (1-Month USD LIBOR + 1.40%), 11/17/33@‡	332,500	335,774
AMSR Trust, Class C, Series 2016-SFR1, 3.48%, (1-Month USD LIBOR + 2.25%), 11/17/33@‡	332,500	338,694
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 01/25/35	112,159	115,619
Banc of America Funding Trust, Class 5A1, Series 2004-A, 3.62%, 07/20/34@*	165,429	165,875
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	171,207	171,813
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	303,821	316,257
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	250,000	256,524
Bayview Opportunity Master Fund IIIb Trust, Class A1, Series 2017-RN2, 3.47%, 04/28/32@‡*	190,911	192,561
Bayview Opportunity Master Fund IVa Trust, Class A1, Series 2017-RT1, 3.00%, 03/28/57@‡*	942,692	955,495
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	510,043	525,123
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 3.61%, 06/25/34@*	323,111	331,045
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 3.31%, 04/25/34@*	345,632	347,430
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.86%, 11/25/34@*	630,652	636,104
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 3.59%, 01/25/35@*	498,115	512,295
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 3.53%, 01/25/35@*	815,352	828,829
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	351,095	359,082
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45@‡*	476,141	486,288
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45@‡*	729,354	744,857
Citicorp Residential Mortgage Trust, Class A4, Series 2006-1, 5.40%, 07/25/36	76,560	76,982
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 3.22%, 08/25/34@*	208,573	210,211
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	528,082	553,081
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	331,632	339,912
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	706,966	720,844
Colony American Finance Ltd., Class A, Series 2015-1, 2.90%, 10/15/47‡	383,535	386,027
Colony Starwood Homes Trust, Class C, Series 2016-2A, 3.38%, (1-Month USD LIBOR + 2.15%), 12/17/33@‡	665,000	666,402

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
COLT Mortgage Loan Trust, Class A2, Series 2016-1, 3.50%, 05/25/46‡	$766,174	$772,484
COLT Mortgage Loan Trust, Class A1, Series 2016-1, 3.00%, 05/25/46‡	395,445	403,317
COLT Mortgage Loan Trust, Class A1, Series 2016-2, 2.75%, 09/25/46@‡*	447,732	455,513
COLT Mortgage Loan Trust, Class A1, Series 2016-3, 2.80%, 12/26/46@‡*	142,315	142,708
COLT Mortgage Loan Trust, Class A3, Series 2017-1, 3.07%, 05/27/47@‡*	459,659	466,565
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	335,006	339,342
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.00%, 04/25/43@‡*	607,202	615,968
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.82%, 04/25/44@‡*	564,633	586,517
Credit Suisse Commercial Mortgage Trust, Class A1, Series 2017-FHA1, 3.25%, 04/25/47@‡*	604,015	609,301
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 3.36%, 09/25/34@*	113,744	115,430
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 6A1, Series 2004-8, 4.50%, 12/25/19	92,446	92,745
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 3.31%, 01/25/34@*	188,623	193,827
Deephaven Residential Mortgage Trust, Class A1, Series 2017-1A, 2.73%, 12/26/46@‡*	518,234	518,161
Deephaven Residential Mortgage Trust, Class A1, Series 2017-2A, 2.45%, 06/25/47@‡*	232,892	232,161
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	842,532	859,065
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 3.96%, 06/25/34@*	247,985	251,842
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	95,419	97,643
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	359,670	372,822
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 3.21%, 06/25/34@*	437,673	433,993
Home Equity Loan Trust, Class AIIB, Series 2003-HS2, 1.49%, (1-Month USD LIBOR + 0.25%), 06/25/28@	121,858	121,595
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	132,937	133,074
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	148,950	152,807
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 3.45%, 07/25/34@*	221,596	221,669
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 3.73%, 08/25/34@*	190,076	192,389
JPMorgan Mortgage Trust, Class 2A1, Series 2004-A4, 3.46%, 09/25/34@*	106,247	108,670
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 3.19%, 04/25/35@*	563,677	561,052
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡*	233,053	242,214
JPMorgan Mortgage Trust, Class A1, Series 2016-5, 2.61%, 12/25/46@‡*	1,734,731	1,742,277

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
JPMorgan Mortgage Trust, Class 2A2, Series 2017-3, 2.50%, 08/25/47@‡*	$831,339	$830,235
JPMorgan Trust, Class AM1, Series 2015-1, 2.63%, 12/25/44@‡*	476,032	479,301
JPMorgan Trust, Class A2, Series 2015-5, 2.86%, 05/25/45@‡*	748,228	753,923
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	304,191	316,701
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	181,038	187,678
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	156,684	158,552
Mastr Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	253,182	261,443
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 3.28%, 08/25/34@*	626,662	638,991
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡*	574,262	575,397
Mill City Mortgage Loan Trust, Class A1, Series 2017-1, 2.75%, 11/25/58@‡*	346,451	349,256
Morgan Stanley Residential Mortgage Loan Trust, Class A1, Series 2014-1A, 2.97%, 06/25/44@‡*	467,137	474,531
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	173,103	179,860
New Residential Mortgage Loan Trust, Class A1, Series 2016-2A, 3.75%, 11/26/35@‡*	475,035	493,235
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54@‡*	1,044,522	1,079,998
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	199,290	204,400
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡*	1,165,467	1,180,120
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55@‡*	898,545	934,121
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56@‡*	247,106	254,601
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	764,415	792,524
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	210,176	218,011
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57@‡*	376,931	396,634
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 2.96%, (1-Month USD LIBOR + 1.73%), 03/25/35@	1,205,000	1,209,437
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL3, 3.25%, 06/29/32‡	471,714	472,328
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL2, 3.25%, 03/28/57‡	433,995	435,210
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34‡	665,000	666,129
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@*	40,699	41,176
Starwood Waypoint Homes Trust, Class A, Series 2017-1, 2.20%, (1-Month USD LIBOR + 0.95%), 01/17/35@‡	505,000	505,000

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 3.48%, 02/25/34@*	$283,136	$279,162
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 3.47%, 04/25/34@*	559,098	567,411
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 3.47%, 04/25/34@*	104,984	105,645
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 3.24%, 12/25/33@*	206,814	206,904
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.40%, 02/25/34	498,467	509,392
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	776,886	770,510
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	316,158	322,926
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 3.54%, 11/25/33@*	253,736	251,803
Towd Point Mortgage Trust, Class A1B, Series 2015-3, 3.00%, 03/25/54@‡*	361,075	365,227
Towd Point Mortgage Trust, Class A1B, Series 2016-1, 2.75%, 02/25/55@‡*	663,666	668,852
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	260,000	271,836
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	258,449
Towd Point Mortgage Trust, Class A1B, Series 2015-5, 2.75%, 05/25/55@‡*	682,606	687,947
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56@‡*	110,110	109,838
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡*	560,994	558,802
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34‡	265,000	264,284
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47‡	197,562	200,606
Verus Securitization Trust, Class A1, Series 2017-2A, 2.49%, 07/25/47‡	1,019,329	1,022,647
VOLT LVI LLC, Class A1, Series 2017-NPL3, 3.50%, 03/25/47‡	558,909	564,593
VOLT LVIII LLC, Class A1, Series 2017-NPL5, 3.38%, 05/28/47‡	204,954	206,747
VOLT LX LLC, Class A1, Series 2017-NPL7, 3.25%, 04/25/59‡	916,679	922,491
VOLT XXII LLC, Class A1, Series 2015-NPL4, 3.50%, 02/25/55‡	238,204	239,569
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 3.23%, 06/25/33@*	173,732	175,302
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 3.01%, 08/25/33@*	108,681	108,006
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 3.37%, 06/25/33@*	21,057	21,272

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 3.38%, 10/25/33@*	$132,856	$134,936
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 3.49%, 10/25/33@*	116,872	119,016
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 3.18%, 02/25/34@*	266,501	271,238
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.47%, 07/25/34@*	88,604	90,992
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 3.48%, 07/25/34@*	250,509	252,307
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 3.49%, 10/25/34@*	330,834	332,861
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 3.01%, 12/25/34@*	105,606	107,806
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-AR10, 3.30%, 06/25/35@*	518,897	533,377
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	75,965	78,182
Total Residential Mortgage Backed Securities		47,399,026

U.S. Government Agency Securities – 0.1%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	326,995	341,627
Total Mortgage Backed Securities (Cost $63,458,194)		63,518,358

TERM LOANS – 9.3%
Consumer Discretionary – 3.2%
Altice US Finance I Corp., 3.49%, (LIBOR + 2.25%), 07/28/25@	480,163	478,722
Aristocrat Leisure Ltd., 3.31%, (LIBOR + 2.00%), 10/20/21@	527,998	530,070
Aristocrat Leisure Private Ltd., 3.31%, (LIBOR + 2.00%), 10/20/21@	110,000	110,357
Caesars Entertainment Corp., 1.50%, (LIBOR + 9.00%), 10/31/21@	129,052	168,735
Caesars Entertainment Operating Co., Inc. (fka Harrah's Operating Co., Inc.), (LIBOR + 2.50%), 04/04/24@(b)	250,000	250,521
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.24%, (LIBOR + 2.00%), 07/01/20@	602,104	604,832
Charter Communications Operating, LLC (aka CCO Safari LLC), 3.49%, (LIBOR + 2.25%), 01/15/24@	258,687	260,017
CityCenter Holdings, LLC, 3.74%, (LIBOR + 2.50%), 04/18/24@	219,450	220,644
CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)), 3.48%, (LIBOR + 2.25%), 07/17/25@	660,000	657,347
Eldorado Resorts, Inc., 3.56%, (LIBOR + 2.25%), 04/17/24@	622,105	622,493
Hilton Worldwide Finance, 3.24%, (LIBOR + 2.00%), 10/25/23@	768,947	772,938
McGraw-Hill Global Education Holdings LLC, 5.24%, (LIBOR + 4.00%), 05/04/22@	502,456	494,605
MGM Growth Properties Operating Partnership LP, 3.49%, (LIBOR + 2.25%), 04/25/23@	617,595	620,223
PetSmart, Inc., 4.24%, (LIBOR + 3.00%), 03/11/22@	505,392	428,845
Playa Resorts Holding B.V., 4.32%, (LIBOR + 3.00%), 04/29/24@	493,763	491,664
Scientific Games International, Inc., 4.49%, (LIBOR + 3.25%), 08/14/24@	420,000	421,247
Seminole Tribe of Florida, 3.46%, (LIBOR + 2.00%), 07/08/24@	400,000	402,408

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)
StationCasinos LLC, 3.74%, (LIBOR + 2.50%), 06/08/23@	$371,567	$372,348
Univision Communications, 3.99%, (LIBOR + 2.75%), 03/15/24@	686,321	681,092
Total Consumer Discretionary		8,589,108

Consumer Staples – 0.7%
Albertson's LLC, 3.99%, (LIBOR + 2.75%), 08/25/21@	482,622	466,373
Aramark Servies, Inc., 3.24%, (LIBOR + 2.00%), 03/28/24@	342,580	344,223
Hostess Brands, LLC, 3.74%, (LIBOR + 2.50%), 08/03/22@	893,525	898,180
JBS U.S., 3.80%, (LIBOR + 2.50%), 10/30/22@	174,125	172,311
Post Holdings, Inc., 3.49%, (LIBOR + 2.25%), 05/24/24@	114,713	115,119
Total Consumer Staples		1,996,206

Energy – 0.5%
MEG Energy, 4.83%, (LIBOR + 3.50%), 12/31/23@	634,738	633,398
Ultra Resources, Inc., 4.31%, (LIBOR + 3.00%), 04/12/24@	585,000	585,366
Total Energy		1,218,764

Financials – 0.1%
Delos Finance S.à r.l., 3.33%, (LIBOR + 2.00%), 10/06/23@	289,000	291,212

Health Care – 0.9%
Acadia Healthcare Company, Inc., 3.98%, (LIBOR + 2.75%), 02/16/23@	177,739	179,205
CHS/Community Health Systems, Inc., 4.32%, (LIBOR + 3.00%), 01/27/21@	328,184	326,481
Endo Luxembourg Finance Co. I Sarl, 5.50%, (LIBOR + 4.25%), 04/29/24@	369,075	373,227
Envision Healthcare Corp. (fka Emergency Medical Services Corp.), 4.24%, (LIBOR + 3.00%), 12/01/23@	382,400	383,954
HLF Financing, 6.74%, (LIBOR + 5.50%), 02/15/23@	125,125	126,663
INC Research Holdings, Inc., 3.49%, (LIBOR + 2.25%), 08/01/24@	205,000	205,954
Tennessee Merger Sub, 3.99%, (LIBOR + 2.75%), 02/06/24@	335,411	329,963
Valeant Pharmaceuticals International, Inc., 5.99%, (LIBOR + 4.75%), 04/01/22@	514,392	524,143
Total Health Care		2,449,590

Industrials – 1.4%
Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), 3.95%, (LIBOR + 2.75%), 11/10/23@	637,219	642,164
American Airlines, Inc., 3.74%, (LIBOR + 2.50%), 04/28/23@	495,000	497,121
Hayward Industries, Inc., 4.74%, (LIBOR + 3.50%), 08/05/24@	690,000	695,316
Quikrete Holdings, Inc., 3.99%, (LIBOR + 2.75%), 11/15/23@	459,528	460,049
TransDigm, Inc., 4.24%, (LIBOR + 3.00%), 06/04/21@	535,790	537,799
TransDigm, Inc., 4.24%, (LIBOR + 3.00%), 06/09/23@	203,967	204,752
TransDigm, Inc., 4.33%, (LIBOR + 3.00%), 08/22/24@	169,575	170,052
United Airlines, Inc., 3.56%, (LIBOR + 2.25%), 04/01/24@	427,850	429,902
Total Industrials		3,637,155

Information Technology – 0.6%
Donnelley Financial Solutions, 7.25%, (LIBOR + 4.00%), 09/29/23@	80,571	81,126
First Data Corp., 3.74%, (LIBOR + 2.50%), 04/26/24@	503,145	505,347
Kronos, Inc., 4.81%, (LIBOR + 3.50%), 11/01/23@	330,507	332,779
Rackspace Hosting, Inc., 4.31%, (LIBOR + 3.00%), 11/03/23@	802,312	802,412
Total Information Technology		1,721,664

Materials – 0.2%
Ineos, 3.99%, (LIBOR + 2.75%), 03/31/22@	191,369	192,924
Ineos U.S. Financing, 3.99%, (LIBOR + 2.75%), 04/01/24@	307,675	310,213
Total Materials		503,137

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Real Estate – 0.1%
Capital Automotive LP, 4.24%, (LIBOR + 3.00%), 03/25/24@	$72,625	$73,183
Realogy Group, 3.49%, (LIBOR + 2.25%), 07/20/22@	286,458	288,160
Total Real Estate		361,343

Telecommunication Services – 0.8%
CenturyLink, Inc., 2.75%, (LIBOR + 2.75%), 01/31/25@	365,000	354,278
Level 3 Financing, Inc., 3.49%, (LIBOR + 2.25%), 02/22/24@	815,000	815,575
UPC Financing Partnership, 3.98%, (LIBOR + 2.75%), 04/15/25@	485,000	487,085
Virgin Media Bristol LLC, 3.98%, (LIBOR + 2.75%), 01/31/25@	465,000	467,181
Total Telecommunication Services		2,124,119

Utilities – 0.8%
Calpine Corp., 4.09%, (LIBOR + 2.75%), 01/15/24@	438,898	438,511
DYNEG, 4.49%, (LIBOR + 3.25%), 02/07/24@	622,594	626,125
Energy Future Intermediate Holding Co. LLC, 4.24%, (LIBOR + 3.00%), 06/30/18@	370,000	372,313
NRG Energy, 3.58%, (LIBOR + 2.25%), 06/30/23@	384,547	385,308
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 3.99%, (LIBOR + 2.75%), 08/04/23@	227,870	228,607
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 3.98%, (LIBOR + 2.75%), 08/04/23@	52,041	52,209
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 3.98%, (LIBOR + 2.75%), 12/14/23@	68,483	68,796
Total Utilities		2,171,869
Total Term Loans (Cost $25,020,185)		25,064,167

FOREIGN BONDS – 6.7%
Consumer Discretionary – 0.0%**
Delphi Corp. (United Kingdom), 4.15%, 03/15/24	130,000	138,107

Consumer Staples – 0.5%
BAT Capital Corp. (United Kingdom), 2.30%, 08/14/20‡	270,000	271,049
BAT Capital Corp. (United Kingdom), 2.76%, 08/15/22‡	805,000	810,425
BAT Capital Corp. (United Kingdom), 3.22%, 08/15/24‡	270,000	271,071
Total Consumer Staples		1,352,545

Energy – 0.6%
Petrobras Global Finance BV (Brazil), 8.38%, 05/23/21	450,000	521,325
Petrobras Global Finance BV (Brazil), 5.30%, 01/27/25‡	85,000	84,979
Petroleos Mexicanos (Mexico), 4.88%, 01/24/22	905,000	951,381
Total Energy		1,557,685

Financials – 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Netherlands), 4.50%, 05/15/21	405,000	428,861
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Netherlands), 3.95%, 02/01/22	150,000	156,283
Brookfield Finance LLC (Canada), 4.00%, 04/01/24	561,000	581,875
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	671,822	691,977
HSBC Holdings PLC (United Kingdom), 2.95%, 05/25/21	640,000	650,295
Industrial & Commercial Bank of China Ltd. (China), 3.23%, 11/13/19	475,000	482,664
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/21	785,000	773,564
Nordea Bank AB (Sweden), 1.63%, 09/30/19‡	940,000	934,494
TC Ziraat Bankasi AS (Turkey), 5.13%, 05/03/22‡	370,000	376,790
Turkiye Vakiflar Bankasi TAO (Turkey), 5.63%, 05/30/22‡	360,000	366,408
Total Financials		5,443,211

Industrials – 0.6%
British Airways Class B Pass Through Trust (United Kingdom), 5.63%, 06/20/20‡	192,737	201,652
CNH Industrial NV (United Kingdom), 4.50%, 08/15/23(a)	741,000	786,571

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Industrials (continued)
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	$646,406	$672,603
Total Industrials		1,660,826

Materials – 1.8%
Anglo American Capital PLC (United Kingdom), 3.63%, 09/11/24‡(a)	680,000	679,128
FMG Resources Pty Ltd. (Australia), 9.75%, 03/01/22‡	650,000	732,550
Glencore Funding LLC (Switzerland), 4.13%, 05/30/23‡	640,000	667,111
NOVA Chemicals Corp. (Canada), 4.88%, 06/01/24‡	70,000	71,050
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	545,000	554,537
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (New Zealand), 4.80%, (3-Month USD LIBOR + 3.50%), 07/15/21@‡	670,000	685,075
Rusal Capital Dac (Russia), 5.13%, 02/02/22‡	385,000	392,590
Severstal OAO Via Steel Capital SA (Russia), 3.85%, 08/27/21‡	645,000	660,861
Vale Overseas Ltd. (Brazil), 5.88%, 06/10/21	275,000	303,050
Total Materials		4,745,952

Sovereign Government – 1.0%
Argentine Republic Government International Bond (Argentina), 6.88%, 04/22/21	355,000	387,616
Argentine Republic Government International Bond (Argentina), 5.63%, 01/26/22	235,000	247,337
Costa Rica Government International Bond (Costa Rica), 4.38%, 04/30/25‡	535,000	528,313
Indonesia Government International Bond (Indonesia), 3.70%, 01/08/22‡	455,000	472,604
Oman Government International Bond (Oman), 3.63%, 06/15/21‡	690,000	695,195
Provincia de Buenos Aires/Argentina (Argentina), 6.50%, 02/15/23‡	255,000	269,448
Total Sovereign Government		2,600,513

Utilities – 0.2%
State Grid Overseas Investment 2014 Ltd. (China), 2.75%, 05/07/19‡	500,000	505,095
Total Foreign Bonds (Cost $17,697,668)		18,003,934

U.S. GOVERNMENT AGENCY SECURITIES – 5.4%
Federal National Mortgage Association, 2.50%, 02/01/31	1,069,281	1,077,733
Federal National Mortgage Association, 2.50%, 08/01/31	242,599	244,516
Federal National Mortgage Association, 3.00%, 10/01/30	720,207	741,793
Federal National Mortgage Association, 3.00%, 10/01/30	519,785	534,579
Federal National Mortgage Association, 3.50%, 12/01/46	1,196,628	1,234,876
Federal National Mortgage Association, 3.50%, 01/01/47	1,763,963	1,820,345
Federal National Mortgage Association, 3.50%, 07/01/47	1,406,106	1,451,049
Federal National Mortgage Association, 4.00%, 01/01/46	711,604	749,876
Federal National Mortgage Association, 4.00%, 04/01/47	1,261,797	1,329,756
Federal National Mortgage Association, 4.00%, 07/01/47	2,300,470	2,424,370
Federal National Mortgage Association, 4.00%, 08/01/47	2,476,567	2,609,951
Federal National Mortgage Association, Class NA, Series 2009-36, 5.00%, 06/25/37	34,949	36,054
Federal National Mortgage Association, Class PA, Series 2012-10, 4.00%, 11/25/41	134,033	136,017
Total U.S. Government Agency Securities (Cost $14,421,028)		14,390,915

U.S. TREASURY NOTES – 1.7%
U.S. Treasury Note, 12/15/19, 1.38%	1,500,000	1,495,576

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal/ Shares	Value
U.S. TREASURY NOTES (continued)
U.S. Treasury Note, 01/31/22, 1.88%	$3,000,000	$3,001,934
Total U.S. Treasury Notes (Cost $4,491,445)		4,497,510

MONEY MARKET FUND – 2.2%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.87%(c) (Cost $5,865,627)	5,865,627	5,865,627

REPURCHASE AGREEMENTS – 0.7%(d)
Citigroup Global Markets, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $452,101, (collateralized by various U.S. Government Agency Obligations, 1.90%-9.00%, 12/01/17-06/01/51, totaling $459,725)	$452,060	452,060
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $452,100, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $459,865)	452,060	452,060
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $452,101, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/17-08/20/67, totaling $459,665)	452,060	452,060
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $452,100, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.00%, 02/08/18-08/20/47, totaling $459,700)	452,060	452,060
Royal Bank of Scotland PLC, dated 09/29/17, due 10/02/17, 1.05%, total to be received $133,984, (collateralized by various U.S. Government Agency Obligations, 0.49%-3.50%, 10/31/17-11/15/42, totaling $135,901)	133,972	133,972
Total Repurchase Agreements (Cost $1,942,212)		1,942,212
Total Investments – 100.6% (Cost $268,300,888)		269,594,720
Liabilities in Excess of Other Assets – (0.6%)		(1,637,995)
Net Assets – 100.0%		$267,956,725

LP - Limited Partnership

PLC - Public Limited Company

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,155,447; the aggregate market value of the collateral held by the fund is $2,204,802. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $262,590.
(b)	This loan will settle after September 30, 2017 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of September 30, 2017.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Asset Backed Securities	27.2%
Commercial Mortgage Backed Securities	5.9
Consumer Discretionary	6.0
Consumer Staples	1.6
Energy	2.3
Federal Home Loan Mortgage Corporation	5.4
Financials	11.6
Health Care	2.8
Industrials	4.2
Information Technology	2.4
Materials	2.1
Real Estate	1.8
Residential Mortgage Backed Securities	17.7
Sovereign Government	1.0
Telecommunication Services	2.7
U.S. Government Agency Securities	0.1
U.S. Treasury Notes	1.7
Utilities	1.2
Money Market	2.2
Repurchase Agreements	0.7
Total Investments	100.6
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS – 76.1%
Advertising – 1.6%
Acosta, Inc., 4.48%, (1-Month LIBOR + 3.25%), 09/26/21@	$486,222	$432,130

Aerospace & Defense – 1.6%
TransDigm, Inc., 4.24%, (1-Month LIBOR + 3.00%), 06/09/23@	282,476	283,562
TransDigm, Inc., 4.33%, (3-Month LIBOR + 3.00%), 06/09/23@	152,112	152,689
Total Aerospace & Defense		436,251

Auto Parts & Equipment – 2.3%
Cooper-Standard Automotive, Inc., 3.58%, (3-Month LIBOR + 2.25%), 11/02/23@	226,097	227,322
Federal-Mogul Holdings LLC, 4.98%, (1-Month LIBOR + 3.75%), 04/15/21@	289,077	291,142
Federal-Mogul Holdings LLC, 4.99%, (1-Month LIBOR + 3.75%), 04/15/21@	95,676	96,359
Total Auto Parts & Equipment		614,823

Building Materials – 2.7%
GYP Holdings III Corp., 4.31%, (3-Month LIBOR + 3.00%), 04/01/23@	487,528	491,592
Quikrete Holdings, Inc., 3.99%, (1-Month LIBOR + 2.75%), 11/15/23@	249,372	249,655
Total Building Materials		741,247

Chemicals – 1.7%
Avantor Performance Materials Holdings LLC, 5.24%, (12-Month LIBOR + 4.00%), 09/20/24@	250,000	251,043
MacDermid, Inc., 4.24%, (1-Month LIBOR + 3.00%), 06/07/23@	203,968	205,285
Total Chemicals		456,328

Coal – 1.6%
Arch Coal, Inc., 5.24%, (1-Month LIBOR + 4.00%), 03/07/24@	249,373	250,932
Peabody Energy Corp., 4.74%, (1-Month LIBOR + 3.50%), 03/31/22@	170,428	171,653
Total Coal		422,585

Commercial Services – 4.1%
Allied Universal Holdco LLC, 5.08%, (3-Month LIBOR + 3.75%), 07/28/22@	249,367	249,134
Brightview Landscapes LLC, 4.23%, (1-Month LIBOR + 3.00%), 12/18/20@	107,239	107,848
Brightview Landscapes LLC, 4.24%, (1-Month LIBOR + 3.00%), 12/18/20@	132,124	132,876
Brightview Landscapes LLC, 7.73%, (1-Month LIBOR + 6.50%), 12/17/21@	117,021	117,771
Camelot Finance LP, 4.74%, 10/03/23@,*	244,392	245,690
Garda World Security Corp., 7.25%, (Prime + 3.00%), 05/24/24 (Canada)@	250,000	252,865
Total Commercial Services		1,106,184

Computers – 1.5%
Western Digital Corp., 3.98%, (1-Month LIBOR + 2.75%), 04/29/23@	395,015	398,053

Distribution / Wholesale – 5.5%
Nexeo Solutions LLC, 5.06%, (3-Month LIBOR + 3.75%), 06/09/23@	166,412	167,799
Nexeo Solutions LLC, 5.07%, (3-Month LIBOR + 3.75%), 06/09/23@	164,122	165,489
Nexeo Solutions LLC, 5.08%, (3-Month LIBOR + 3.75%), 06/09/23@	163,234	164,594
Spin Holdco, Inc., 5.01%, (2-Month + 3.75%), 11/14/22@	489,362	492,176
Univar USA, Inc., 3.98%, (1-Month LIBOR + 2.75%), 07/01/22@	490,047	492,536
Total Distribution / Wholesale		1,482,594

Electric – 1.8%
Vistra Operations Co. LLC, 3.98%, (1-Month LIBOR + 2.75%), 12/14/23@	496,250	498,523

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Food – 3.0%
Albertson's LLC, 4.32%, (3-Month LIBOR + 3.00%), 06/22/23@	$347,348	$334,446
U.S. Foods, Inc., 3.98%, (1-Month LIBOR + 2.75%), 06/27/23@	487,484	490,967
Total Food		825,413

Hand / Machine Tools – 1.7%
Apex Tool Group LLC, 4.50%, (1-Month LIBOR + 3.25%), 01/31/20@	481,224	469,194

Healthcare - Services – 2.0%
Air Medical Group Holdings, Inc., 4.48%, (1-Month LIBOR + 3.25%), 04/28/22@	249,362	247,928
CHS/Community Health Systems, Inc., 4.07%, (3-Month LIBOR + 2.75%), 12/31/19@	106,742	106,253
CHS/Community Health Systems, Inc., 4.32%, (3-Month LIBOR + 3.00%), 01/27/21@	197,718	196,692
Total Healthcare - Services		550,873

Household Products / Wares – 1.8%
Prestige Brands, Inc., 3.98%, (1-Month LIBOR + 2.75%), 01/26/24@	486,662	489,659

Information Technology – 0.9%
McAfee LLC, 5.74, (12-Month LIBOR + 4.50%), 09/27/24@	250,000	251,469

Insurance – 1.8%
HUB International Ltd., 4.31%, (3-Month LIBOR + 3.00%), 10/02/20@	243,073	244,962
VF Holdings Corp., 4.48%, (1-Month LIBOR + 3.25%), 06/30/23@	249,370	250,618
Total Insurance		495,580

Internet – 1.8%
Uber Technologies, Inc., 5.24%, (1-Month LIBOR + 4.00%), 07/13/23@	495,000	498,173

Leisure Time – 1.8%
24 Hour Fitness Worldwide, Inc., 5.05%, (3-Month LIBOR + 3.75%), 05/28/21@	243,090	242,788
BRP US, Inc., 4.24%, (1-Month LIBOR + 3.00%), 06/30/23@	247,500	249,135
Total Leisure Time		491,923

Lodging – 3.5%
Caesars Entertainment Resort Properties LLC, 4.74%, (1-Month LIBOR + 3.50%), 10/09/20@	243,056	243,815
Caesars Growth Properties Holdings LLC, 4.33%, (1-Month LIBOR + 3.00%), 05/10/21@	243,125	243,772
Hilton Worldwide Finance LLC, 3.24%, (1-Month LIBOR + 2.00%), 10/25/23@	204,565	205,626
Playa Resorts Holding BV, 4.32%, (3-Month LIBOR + 3.00%), 04/29/24@	249,375	248,315
Total Lodging		941,528

Machinery - Diversified – 1.5%
RBS Global, Inc., 3.98%, (1-Month LIBOR + 2.75%), 08/21/23@	37,475	37,659
RBS Global, Inc., 3.99%, (1-Month LIBOR + 2.75%), 08/21/23@	12,983	13,047
RBS Global, Inc., 4.06%, (3-Month LIBOR + 2.75%), 08/21/23@	194,742	195,697
RBS Global, Inc., 4.08%, (3-Month LIBOR + 2.75%), 08/21/23@	168,776	169,604
Total Machinery - Diversified		416,007

Media – 3.5%
Altice US Finance I Corp., 3.49%, (1-Month LIBOR + 2.25%), 07/28/25@	245,582	244,846
iHeartCommunications, Inc., 8.08%, (3-Month LIBOR + 6.75%), 01/30/19@	250,000	194,128
Virgin Media Bristol LLC, 3.98%, (1-Month LIBOR + 2.75%), 01/31/25@	500,000	502,345
Total Media		941,319

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Metal Fabricate / Hardware – 0.9%
Crosby U.S. Acquisition Corp., 4.31%, (3-Month LIBOR + 3.00%), 11/23/20@	$249,352	$231,689

Miscellaneous Manufacturing – 1.1%
Gates Global LLC, 4.58%, (3-Month LIBOR + 3.25%), 03/29/24@	299,191	300,856

Oil & Gas – 2.0%
Chesapeake Energy Corp., 8.81%, (3-Month LIBOR + 7.50%), 08/23/21@	500,000	540,313

Packaging & Containers – 5.3%
Proampac PG Borrower LLC, 5.24%, (1-Month LIBOR + 4.00%), 11/20/23@	231,562	234,131
Proampac PG Borrower LLC, 5.31%, (3-Month LIBOR + 4.00%), 11/20/23@	115,318	116,597
Proampac PG Borrower LLC, 5.32%, (3-Month LIBOR + 4.00%), 11/20/23@	149,370	151,027
Proampac PG Borrower LLC, 7.25%, (Prime + 3.00%), 11/20/23@	1,250	1,264
Reynolds Group Holdings, Inc., 3.98%, (1-Month LIBOR + 3.00%), 02/05/23@	445,854	448,041
SIG Combibloc, 4.00%, (1-Month LIBOR + 3.00%), 03/11/22 (Luxembourg)@	425,313	427,440
SIG Combibloc, 4.24%, (1-Month LIBOR + 3.00%), 03/11/22 (Luxembourg)@	47,901	48,141
Total Packaging & Containers		1,426,641

Pharmaceuticals – 1.5%
Valeant Pharmaceuticals International, Inc., 5.99%, (1-Month LIBOR + 4.75%), 04/01/22@	402,365	409,992

Real Estate – 1.8%
DTZ US Borrower LLC, 4.56%, (3-Month LIBOR + 3.25%), 11/04/21@	146,811	147,349
DTZ US Borrower LLC, 4.57%, (3-Month LIBOR + 3.25%), 11/04/21@	326,703	327,900
DTZ US Borrower LLC, 4.58%, (3-Month LIBOR + 3.25%), 11/04/21@	20,173	20,247
Total Real Estate		495,496

Retail – 12.0%
1011778 BC ULC, 3.49%, (1-Month LIBOR + 2.25%), 02/16/24 (Canada)@	226,255	226,198
1011778 BC ULC, 3.58%, (3-Month LIBOR + 2.25%), 02/16/24 (Canada)@	144,855	144,819
CEC Entertainment, Inc., 4.24%, (1-Month LIBOR + 3.00%), 02/15/21@	486,146	483,159
Michaels Stores, Inc., 3.98%, (1-Month LIBOR + 2.75%), 01/27/23@	199,677	199,784
Neiman Marcus Group Ltd. LLC, 4.48%, (1-Month LIBOR + 3.25%), 10/25/20@	487,374	364,594
Petco Animal Supplies, Inc., 4.31%, (3-Month LIBOR + 3.00%), 01/26/23@	494,975	410,005
PetSmart, Inc., 4.24%, (1-Month LIBOR + 3.00%), 03/10/22@	488,750	414,724
Rite Aid Corp., 5.99%, (1-Month LIBOR + 4.75%), 08/21/20@	250,000	252,396
Smart & Final Stores LLC, 4.83%, (3-Month LIBOR + 3.50%), 11/15/22@	250,000	241,796
SRS Distribution Inc., 4.48%, (1-Month LIBOR + 3.25%), 08/25/22@	290,709	293,677
SRS Distribution Inc., 4.58%, (3-Month LIBOR + 3.25%), 08/25/22@	204,254	206,339
Total Retail		3,237,491

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal/ Shares	Value
TERM LOANS (continued)
Semiconductors – 1.3%
Microsemi Corp., 3.55%, (3-Month LIBOR + 2.25%), 01/15/23@	$93,963	$94,269
ON Semiconductor Corp., 3.49%, (1-Month LIBOR + 2.25%), 03/31/23@	252,233	253,429
Total Semiconductors		347,698

Software – 1.6%
Infor US, Inc., 4.08%, (3-Month LIBOR + 2.75%), 02/01/22@	181,109	180,897
Solera LLC, 4.48%, (1-Month LIBOR + 3.25%), 03/03/23@	246,250	247,341
Total Software		428,238

Telecommunications – 0.9%
Frontier Communications Corp., 4.99%, (1-Month LIBOR + 3.75%), 06/15/24@	249,375	237,531
Total Term Loans (Cost $20,918,256)		20,615,801

CORPORATE BONDS – 9.2%
Commercial Services – 1.9%
Ahern Rentals, Inc., 7.38%, 05/15/23‡	250,000	230,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 05/15/23‡	250,000	276,515
Total Commercial Services		506,515

Diversified Financial Services – 1.0%
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.38%, 04/01/20‡	250,000	258,750

Home Builders – 0.9%
Lennar Corp., 4.50%, 06/15/19	250,000	258,125

Lodging – 1.5%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20	125,000	128,125
MGM Resorts International, 6.75%, 10/01/20	250,000	276,250
Total Lodging		404,375

Media – 1.0%
CSC Holdings LLC, 6.63%, 10/15/25‡	250,000	274,375

Retail – 0.9%
Golden Nugget, Inc., 6.75%, 10/15/24‡	250,000	253,438

Telecommunications – 2.0%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	268,255
T-Mobile USA, Inc., 6.38%, 03/01/25	250,000	269,800
Total Telecommunications		538,055
Total Corporate Bonds (Cost $2,416,813)		2,493,633

FOREIGN BOND – 0.5%
Food – 0.5%
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 06/01/21 (Brazil) (Cost $126,122)‡	125,000	128,125

MONEY MARKET FUND – 21.4%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.87%(a) (Cost $5,787,370)	5,787,370	5,787,370
Total Investments – 107.2% (Cost $29,248,561)		29,024,929
Liabilities in Excess of Other Assets – (7.2%)		(1,959,621)
Net Assets – 100.0%		$27,065,308

LP - Limited Partnership

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Rate shown reflects the 7-day yield as of September 30, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	1.6%
Aerospace & Defense	1.6
Auto Parts & Equipment	2.3
Building Materials	2.7
Chemicals	1.7
Coal	1.6
Commercial Services	6.0
Computers	1.5
Distribution / Wholesale	5.5
Diversified Financial Services	1.0
Electric	1.8
Food	3.5
Hand / Machine Tools	1.7
Healthcare - Services	2.0
Home Builders	0.9
Household Products / Wares	1.8
Information Technology	0.9
Insurance	1.8
Internet	1.8
Leisure Time	1.8
Lodging	5.0
Machinery - Diversified	1.5
Media	4.5
Metal Fabricate / Hardware	0.9
Miscellaneous Manufacturing	1.1
Oil & Gas	2.0
Packaging & Containers	5.3
Pharmaceuticals	1.5
Real Estate	1.8
Retail	12.9
Semiconductors	1.3
Software	1.6
Telecommunications	2.9
Money Market Fund	21.4
Total Investments	107.2
Liabilities in Excess of Other Assets	(7.2)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2017

Total Return Swaps contracts outstanding as of September 30, 2017:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans Index	4,000,000	(1.15)%	Quarterly	12/20/2017	$4,000,000	$3,991,151	$(8,849)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 73.2%
Aerospace/Defense – 1.2%
Triumph Group, Inc., 7.75%, 08/15/25‡	$1,799,000	$1,897,945

Agriculture – 1.0%
Alliance One International, Inc., 8.50%, 04/15/21‡(a)	1,503,000	1,570,635

Auto Parts & Equipment – 1.1%
Titan International, Inc., 6.88%, 10/01/20(a)	1,636,000	1,688,966

Banks – 0.3%
Provident Funding Associates LP / PFG Finance Corp., 6.38%, 06/15/25‡	488,000	513,620

Beverages – 0.8%
Beverages & More, Inc., 11.50%, 06/15/22‡	1,347,000	1,266,180

Biotechnology – 1.7%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23‡(a)	2,670,000	2,716,725

Chemicals – 4.1%
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23‡(a)	2,276,000	2,432,475
Hexion, Inc., 10.00%, 04/15/20	2,469,000	2,376,412
Tronox Finance PLC, 5.75%, 10/01/25‡	1,687,000	1,733,393
Total Chemicals		6,542,280

Commercial Services – 4.1%
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25‡	892,000	967,820
Hertz Corp. (The), 7.63%, 06/01/22‡	1,350,000	1,395,562
Quad/Graphics, Inc., 7.00%, 05/01/22(a)	1,603,000	1,651,090
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary, 7.88%, 06/01/21(a)	2,674,000	2,580,410
Total Commercial Services		6,594,882

Computers – 2.4%
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 07/15/23‡	1,392,000	1,374,600
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	2,302,000	2,376,815
Total Computers		3,751,415

Cosmetics / Personal Care – 0.2%
High Ridge Brands Co., 8.88%, 03/15/25‡	408,000	390,660

Distribution / Wholesale – 0.6%
H&E Equipment Services, Inc., 5.63%, 09/01/25‡	964,000	1,019,430

Diversified Financial Services – 5.8%
CNG Holdings, Inc., 9.38%, 05/15/20‡	2,533,000	2,229,040
CSTN Merger Sub, Inc., 6.75%, 08/15/24‡	1,669,000	1,666,914
Enova International, Inc., 8.50%, 09/01/24‡	1,446,000	1,451,422
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 7.25%, 08/15/24‡	1,750,000	1,758,750
Navient Corp., 6.75%, 06/25/25	1,124,000	1,171,770
VFH Parent LLC / Orchestra Co.-Issuer, Inc., 6.75%, 06/15/22‡	892,000	931,025
Total Diversified Financial Services		9,208,921

Electrical Components & Equipment – 1.7%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	2,608,000	2,634,080

Energy - Alternate Sources – 1.0%
Enviva Partners LP / Enviva Partners Finance Corp., 8.50%, 11/01/21	1,458,000	1,558,237

Environmental Control – 1.0%
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25‡(a)	1,620,000	1,666,575

Food – 4.5%
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡(a)	2,791,000	2,553,765
Pilgrim's Pride Corp., 5.88%, 09/30/27‡	1,100,000	1,126,125

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Food (continued)
Simmons Foods, Inc., 7.88%, 10/01/21‡	$1,558,000	$1,655,959
SUPERVALU, Inc., 6.75%, 06/01/21(a)	1,893,000	1,803,083
Total Food		7,138,932

Healthcare - Products – 3.6%
Avantor, Inc., 9.00%, 10/01/25‡	1,500,000	1,536,570
Greatbatch Ltd., 9.13%, 11/01/23‡	1,484,000	1,622,398
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23‡(a)	2,692,000	2,527,115
Total Healthcare - Products		5,686,083

Healthcare - Services – 2.9%
Kindred Healthcare, Inc., 8.75%, 01/15/23	1,750,000	1,640,450
Tenet Healthcare Corp., 7.00%, 08/01/25‡(a)	1,352,000	1,274,260
West Street Merger Sub, Inc., 6.38%, 09/01/25‡	1,687,000	1,687,000
Total Healthcare - Services		4,601,710

Home Builders – 0.9%
Beazer Homes USA, Inc., 5.88%, 10/15/27‡	1,500,000	1,503,750

Iron / Steel – 3.2%
AK Steel Corp., 6.38%, 10/15/25(a)	1,669,000	1,652,310
Big River Steel LLC / BRS Finance Corp., 7.25%, 09/01/25‡	1,585,000	1,685,647
United States Steel Corp., 6.88%, 08/15/25	1,666,000	1,711,815
Total Iron / Steel		5,049,772

Leisure Time – 1.1%
Viking Cruises Ltd., 5.88%, 09/15/27‡	1,687,000	1,697,038

Lodging – 0.4%
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25‡	715,000	704,275

Machinery - Diversified – 2.2%
JPW Industries Holding Corp., 9.00%, 10/01/24‡	1,684,000	1,730,310
Xerium Technologies, Inc., 9.50%, 08/15/21	1,657,000	1,719,138
Total Machinery - Diversified		3,449,448

Media – 1.3%
Lee Enterprises, Inc., 9.50%, 03/15/22‡(a)	2,062,000	2,152,213

Miscellaneous Manufacturing – 0.8%
Techniplas LLC, 10.00%, 05/01/20‡	1,702,000	1,199,910

Oil & Gas – 6.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.50%, 01/15/21‡	1,428,000	1,661,835
Carrizo Oil & Gas, Inc., 8.25%, 07/15/25	1,162,000	1,268,033
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25(a)	1,669,000	1,771,226
Extraction Oil & Gas, Inc., 7.38%, 05/15/24‡	1,630,000	1,703,350
Sanchez Energy Corp., 7.75%, 06/15/21(a)	1,556,000	1,482,090
Southwestern Energy Co., 7.50%, 04/01/26(a)	964,000	1,003,765
Southwestern Energy Co., 7.75%, 10/01/27	964,000	1,001,355
Total Oil & Gas		9,891,654

Oil & Gas Services – 2.2%
Jonah Energy LLC / Jonah Energy Finance Corp., 7.25%, 10/15/25‡	1,750,000	1,767,500
SESI LLC, 7.75%, 09/15/24‡(a)	1,675,000	1,737,812
Total Oil & Gas Services		3,505,312

Pharmaceuticals – 1.6%
Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, 11/01/24‡	2,486,000	2,616,515

Pipelines – 3.9%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23	1,428,000	1,479,765

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/01/25	$1,687,000	$1,676,456
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21	1,557,000	1,599,818
SemGroup Corp., 7.25%, 03/15/26‡	1,446,000	1,460,460
Total Pipelines		6,216,499

Retail – 3.6%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(a)	2,472,000	2,360,760
Golden Nugget, Inc., 8.75%, 10/01/25‡(a)	1,687,000	1,720,740
Guitar Center, Inc., 6.50%, 04/15/19‡(a)	1,747,000	1,594,137
Total Retail		5,675,637

Semiconductors – 1.1%
Amkor Technology, Inc., 6.38%, 10/01/22	1,694,000	1,756,339

Software – 2.1%
Ascend Learning LLC, 6.88%, 08/01/25‡	1,486,000	1,571,445
CURO Financial Technologies Corp., 12.00%, 03/01/22‡	1,604,000	1,728,310
Total Software		3,299,755

Telecommunications – 4.6%
Frontier Communications Corp., 11.00%, 09/15/25	2,653,000	2,261,683
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22‡	1,286,000	1,469,255
ViaSat, Inc., 5.63%, 09/15/25‡	1,687,000	1,706,063
Windstream Services LLC, 7.75%, 10/01/21(a)	2,501,000	1,863,245
Total Telecommunications		7,300,246
Total Corporate Bonds (Cost $115,654,173)		116,465,639

TERM LOANS – 19.3%
Coal – 2.5%
Foresight Energy LLC, 7.08%, (3-Month Libor + 5.75%), 03/16/22@	1,990,000	1,868,122
Murray Energy Corp., 9.08%, (3-Month Libor + 7.75%), 04/16/20@	2,233,078	2,051,082
Total Coal		3,919,204

Commercial Services – 3.0%
Constellis Holdings LLC, 6.33%, (3-Month Libor + 5.00%), 04/13/24@	1,995,000	1,998,741
Jackson Hewitt Tax Service, Inc., 8.31%, (3-Month Libor + 7.00%), 07/24/20@	2,830,849	2,738,846
Total Commercial Services		4,737,587

Electronics – 2.8%
Isola USA Corp., 0.00%, (3-Month Libor + 8.25%), 11/29/18^@	4,171,105	2,510,483
KEMET Corp., 7.24%, (1-Month Libor + 6.00%), 04/26/24@	1,975,000	1,987,344
Total Electronics		4,497,827

Food – 2.9%
Flavors Holdings, Inc., 7.08%, (3-Month Libor + 5.75%), 04/03/20@	2,428,557	2,313,200
Shearer's Foods LLC, 8.08%, (3-Month Libor + 6.75%), 06/30/22@	2,431,000	2,321,605
Total Food		4,634,805

Forest Products & Paper – 2.2%
Appvion, Inc., 7.75%,(1-Month Libor + 6.50%), 06/28/19@	743,583	711,980
Appvion, Inc., 7.83%, (3-Month Libor + 6.50%), 06/28/19@	1,275,442	1,221,236
Verso Paper Holdings LLC, 12.32%, (3-Month Libor + 11.00%), 10/14/21@	1,532,069	1,556,965
Total Forest Products & Paper		3,490,181

Office/Business Equipment – 1.2%
Eastmen Kodak Co., 7.58%, (3-Month Libor + 6.25%), 09/03/19@	1,995,612	1,971,924

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal /Shares	Value
TERM LOANS (continued)
Oil & Gas – 1.9%
Osum Production Corp., 6.83%, (3-Month Libor + 5.50%), 07/31/20@	$3,823,254	$3,058,603

Telecommunications – 1.5%
Global Tel*Link Corp., 9.08%, (3-Month Libor + 7.75%), 11/20/20@	2,375,000	2,371,046

Transportation – 1.3%
YRC Worldwide, Inc., 9.74%, (1-Month Libor + 8.50%), 07/21/22@	2,082,943	2,043,888

Total Term Loans (Cost $33,256,438)		30,725,065

FOREIGN BONDS – 8.1%
Auto Manufacturers – 0.8%
Mclaren Finance PLC, 5.75%, 08/01/22 (United Kingdom)‡	1,250,000	1,291,250

Food – 1.2%
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 02/01/20 (Brazil)‡(a)	1,864,000	1,891,960

Home Builders – 0.8%
Mattamy Group Corp., 6.50%, 10/01/25 (Canada)‡	1,250,000	1,287,500

Mining – 2.0%
IAMGOLD Corp., 7.00%, 04/15/25 (Canada)‡	1,680,000	1,778,700
Taseko Mines Ltd., 8.75%, 06/15/22 (Canada)‡	1,347,000	1,373,940
Total Mining		3,152,640

Oil & Gas – 1.2%
Precision Drilling Corp., 7.75%, 12/15/23 (Canada)	1,864,000	1,910,600

Transportation – 2.1%
Global Ship Lease, Inc., 10.00%, 04/01/19 (United Kingdom)‡	3,262,000	3,294,620

Total Foreign Bonds (Cost $12,431,668)		12,828,570

MONEY MARKET FUNDS – 4.3%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.93%(b)(c)	1,418,000	1,418,000
Federated Government Obligations Fund, Institutional Class, 0.92%(b)(c)	665,000	665,000
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.95%(b)(c)	792,000	792,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.90%(b)(c)	792,000	792,000
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.87%(b)	902,348	902,348
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.90%(b)(c)	951,000	951,000
STIT - Government & Agency Portfolio, Institutional Class, 0.93%(b)(c)	1,377,000	1,377,000
Total Money Market Funds (Cost $6,897,348)		6,897,348

REPURCHASE AGREEMENTS – 16.0%(c)
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $7,330,526, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $7,456,431)	7,329,872	7,329,872

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $3,507,462, (collateralized by various U.S. Government Agency Obligations, 2.50%-6.50%, 05/01/22-08/01/47, totaling $3,567,601)	$3,507,155	$3,507,155
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $7,330,532, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/17-08/20/67, totaling $7,453,181)	7,329,872	7,329,872
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $7,330,513, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.00%, 02/08/18-08/20/47, totaling $7,453,757)	7,329,872	7,329,872
Total Repurchase Agreements (Cost $25,496,771)		25,496,771
Total Investments – 120.9% (Cost $193,736,398)		192,413,393
Liabilities in Excess of Other Assets – (20.9%)		(33,307,861)
Net Assets – 100.0%		$159,105,532

 LP - Limited Partnership

PLC - Public Limited Company

^	Is in default.

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $35,798,293; the aggregate market value of the collateral held by the fund is $36,664,077. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $5,172,306.
(b)	Rate shown reflects the 7-day yield as of September 30, 2017.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	1.2%
Agriculture	1.0
Auto Manufacturers	0.8
Auto Parts & Equipment	1.1
Banks	0.3
Beverages	0.8
Biotechnology	1.7
Chemicals	4.1
Coal	2.5
Commercial Services	7.1
Computers	2.4
Cosmetics / Personal Care	0.2
Distribution / Wholesale	0.6
Diversified Financial Services	5.8
Electrical Components & Equipment	1.7
Electronics	2.8
Energy - Alternate Sources	1.0
Environmental Control	1.0
Food	8.6
Forest Products & Paper	2.2
Healthcare - Products	3.6
Healthcare - Services	2.9
Home Builders	1.7
Iron / Steel	3.2
Leisure Time	1.1
Lodging	0.4
Machinery - Diversified	2.2
Media	1.3
Mining	2.0

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Miscellaneous Manufacturing	0.8%
Office/Business Equipment	1.2
Oil & Gas	9.3
Oil & Gas Services	2.2
Pharmaceuticals	1.6
Pipelines	3.9
Retail	3.6
Semiconductors	1.1
Software	2.1
Telecommunications	6.1
Transportation	3.4
Money Market Funds	4.3
Repurchase Agreements	16.0
Total Investments	120.9
Liabilities in Excess of Other Assets	(20.9)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 38.6%
Debt Fund – 38.6%
AdvisorShares Sage Core Reserves ETF† (Cost $67,115,250)	675,000	$67,132,125

MONEY MARKET FUNDS – 19.7%
Fidelity Institutional Money Market Government Portfolio - Class III, 0.66%(a)	33,764,944	33,764,944
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.90%(a)	500,000	500,000
Total Money Market Funds (Cost $34,264,944)		34,264,944
Total Investments Before Securities Sold, Not Yet Purchased (Cost $101,380,194)		101,397,069

Securities Sold, Not Yet Purchased – (99.1)%
COMMON STOCKS – (99.1)%
Aerospace/Defense – (6.3)%
TransDigm Group, Inc.	(20,000)	(5,113,000)
Triumph Group, Inc.	(195,000)	(5,801,250)
Total Aerospace/Defense		(10,914,250)

Apparel – (3.7)%
Hanesbrands, Inc.	(70,000)	(1,724,800)
NIKE, Inc., Class B	(90,000)	(4,666,500)
Total Apparel		(6,391,300)

Auto Parts & Equipment – (3.2)%
Cooper Tire & Rubber Co.	(149,100)	(5,576,340)

Chemicals – (2.1)%
Axalta Coating Systems Ltd.*	(127,000)	(3,672,840)

Commercial Services – (2.2)%
Avis Budget Group, Inc.*	(100,000)	(3,806,000)

Computers – (3.7)%
NetScout Systems, Inc.*	(143,000)	(4,626,050)
Super Micro Computer, Inc.*	(83,023)	(1,834,808)
Total Computers		(6,460,858)

Diversified Financial Services – (5.8)%
Alliance Data Systems Corp.	(24,000)	(5,317,200)
Credit Acceptance Corp.*	(16,800)	(4,706,856)
Total Diversified Financial Services		(10,024,056)

Electrical Components & Equipment – (3.3)%
Energizer Holdings, Inc.	(75,000)	(3,453,750)
Hubbell, Inc.	(20,000)	(2,320,400)
Total Electrical Components & Equipment		(5,774,150)

Food – (1.7)%
Kellogg Co.	(47,000)	(2,931,390)

Hand/Machine Tools – (4.9)%
Snap-on, Inc.	(56,900)	(8,478,669)

Healthcare - Products – (3.9)%
Inogen, Inc.*	(20,000)	(1,902,000)
NuVasive, Inc.*	(35,000)	(1,941,100)
Patterson Cos., Inc.	(75,000)	(2,898,750)
Total Healthcare - Products		(6,741,850)

Housewares – (2.7)%
Newell Brands, Inc.	(110,000)	(4,693,700)

Leisure Time – (3.3)%
Harley-Davidson, Inc.	(120,000)	(5,785,200)

Media – (4.5)%
FactSet Research Systems, Inc.	(24,900)	(4,484,739)
Nexstar Media Group, Inc., Class A	(52,500)	(3,270,750)
Total Media		(7,755,489)

Miscellaneous Manufacturing – (2.9)%
Actuant Corp., Class A	(200,624)	(5,135,974)

Pharmaceuticals – (5.8)%
Express Scripts Holding Co.*	(75,000)	(4,749,000)
Prestige Brands Holdings, Inc.*	(107,185)	(5,368,897)
Total Pharmaceuticals		(10,117,897)

REITS – (10.6)%
GGP, Inc.	(140,000)	(2,907,800)
Macerich Co. (The)	(103,000)	(5,661,910)
Simon Property Group, Inc.	(36,000)	(5,796,360)
Washington Prime Group, Inc.	(500,000)	(4,165,000)
Total REITS		(18,531,070)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Retail – (10.6)%
Burlington Stores, Inc.*	(40,000)	$(3,818,400)
Genuine Parts Co.	(41,000)	(3,921,650)
O'Reilly Automotive, Inc.*	(20,000)	(4,307,400)
Signet Jewelers Ltd.	(97,500)	(6,488,625)
Total Retail		(18,536,075)

Software – (10.7)%
Fiserv, Inc.*	(27,000)	(3,481,920)
HubSpot, Inc.*	(65,000)	(5,463,250)
Medidata Solutions, Inc.*	(45,000)	(3,512,700)
Paychex, Inc.	(63,000)	(3,777,480)
Pegasystems, Inc.	(40,000)	(2,306,000)
Total Software		(18,541,350)

Telecommunications – (7.2)%
Ciena Corp.*	(205,000)	(4,503,850)
Motorola Solutions, Inc.	(45,000)	(3,819,150)
Ubiquiti Networks, Inc.*	(75,000)	(4,201,500)
Total Telecommunications		(12,524,500)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(168,759,705)]		(172,392,958)

Total Investments – (40.8)% (Cost $(67,379,511))		(70,995,889)
Other Assets in Excess of Liabilities – 140.8%		245,027,758
Net Assets – 100.0%		$174,031,869

ETF - Exchange Traded Fund

REITS - Real Estate Investment Trusts

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of September 30, 2017.

Cash of $165,672,612 has been segregated to cover margin requirement for open short sales as of September 30, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(6.3)%
Apparel	(3.7)
Auto Parts & Equipment	(3.2)
Chemicals	(2.1)
Commercial Services	(2.2)
Computers	(3.7)
Debt Fund	38.6
Diversified Financial Services	(5.8)
Electrical Components & Equipment	(3.3)
Food	(1.7)
Hand/Machine Tools	(4.9)
Healthcare - Products	(3.9)
Housewares	(2.7)
Leisure Time	(3.3)
Media	(4.5)
Miscellaneous Manufacturing	(2.9)
Pharmaceuticals	(5.8)
REITS	(10.6)
Retail	(10.6)
Software	(10.7)
Telecommunications	(7.2)
Money Market Funds	19.7
Total Investments	(40.8)
Other Assets in Excess of Liabilities	140.8
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 49.0%
Aerospace/Defense – 1.0%
Northrop Grumman Corp., 1.75%, 06/01/18	$844,000	$845,157

Auto Manufacturers – 3.4%
Ford Motor Credit Co. LLC, 1.72%, 12/06/17	880,000	880,100
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	845,000	847,982
General Motors Co., 3.50%, 10/02/18	825,000	838,601
Harley-Davidson Financial Services, Inc., 1.55%, 11/17/17‡	345,000	344,944
Total Auto Manufacturers		2,911,627

Banks – 11.8%
Bank of America Corp., Series L, 2.60%, 01/15/19	415,000	418,486
Bank of America Corp., Series L, 2.65%, 04/01/19	830,000	837,776
Bank of New York Mellon Corp. (The), Series G, 2.20%, 05/15/19	420,000	422,546
BB&T Corp., Series MTN, 2.25%, 02/01/19	630,000	633,977
Branch Banking & Trust Co., 1.75%, (3-Month USD LIBOR + 0.45%), 01/15/20@	475,000	476,788
Capital One NA/McLean VA, Series BKNT, 2.46%, (3-Month USD LIBOR + 1.15%), 01/30/23@	670,000	673,724
Citigroup, Inc., 6.13%, 11/21/17	300,000	301,800
Citigroup, Inc., 1.80%, 02/05/18	840,000	840,076
Citigroup, Inc., 2.05%, 06/07/19	420,000	420,496
Goldman Sachs Group, Inc. (The), 5.95%, 01/18/18	415,000	420,292
Goldman Sachs Group, Inc. (The), Series FRN, 3.09%, (3-Month USD LIBOR + 1.77%), 02/25/21@	1,065,000	1,105,103
JPMorgan Chase & Co., 2.80%, (3-Month USD LIBOR + 1.48%), 03/01/21@	630,000	650,470
US Bancorp, Series MTN, 1.95%, (3-Month USD LIBOR + 0.64%), 01/24/22@	1,125,000	1,130,365
Wells Fargo & Co., 5.63%, 12/11/17	515,000	519,069
Wells Fargo & Co., 2.13%, 04/22/19	1,100,000	1,106,301
Total Banks		9,957,269

Biotechnology – 1.3%
Amgen, Inc., 1.63%, (3-Month USD LIBOR + 0.32%), 05/10/19@	705,000	707,467
Gilead Sciences, Inc., 1.85%, 09/20/19	400,000	400,431
Total Biotechnology		1,107,898

Building Materials – 0.5%
Vulcan Materials Co., 1.92%, (3-Month USD LIBOR + 0.60%), 06/15/20@	430,000	430,432

Chemicals – 1.3%
Sherwin-Williams Co. (The), 1.35%, 12/15/17	1,061,000	1,060,475

Computers – 1.0%
Apple, Inc., 1.81%, (3-Month USD LIBOR + 0.50%), 02/09/22@	870,000	882,490

Diversified Financial Services – 4.2%
Air Lease Corp., 2.13%, 01/15/18	420,000	420,487
American Express Co., 7.00%, 03/19/18	400,000	410,018
American Express Credit Corp., Series GMTN, 2.25%, 08/15/19	420,000	423,604
American Express Credit Corp., Series F, 2.37%, (3-Month USD LIBOR + 1.05%), 09/14/20@	540,000	549,531
International Lease Finance Corp., 3.88%, 04/15/18	620,000	626,956
International Lease Finance Corp., 5.88%, 04/01/19	300,000	316,133
Jefferies Group LLC, 5.13%, 04/13/18	629,000	640,124
Visa, Inc., 1.20%, 12/14/17	190,000	190,071
Total Diversified Financial Services		3,576,924

Electric – 0.9%
American Electric Power Co., Inc., Series E, 1.65%, 12/15/17	752,000	752,063

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Food – 0.7%
Tyson Foods, Inc., 1.87%, (3-Month USD LIBOR + 0.55%), 06/02/20@	$590,000	$593,038

Healthcare - Products – 1.0%
Abbott Laboratories, 2.35%, 11/22/19	834,000	841,229

Healthcare - Services – 0.4%
Catholic Health Initiatives, 2.60%, 08/01/18	340,000	342,500

Home Builders – 0.9%
Toll Brothers Finance Corp., 8.91%, 10/15/17	800,000	802,924

Home Furnishings – 1.0%
Whirlpool Corp., 1.65%, 11/01/17	850,000	850,049

Insurance – 1.0%
MetLife, Inc., 1.76%, 12/15/17	860,000	860,597

Internet – 1.0%
eBay, Inc., 2.50%, 03/09/18	835,000	838,325

Media – 1.0%
Time Warner Cable, Inc., 6.75%, 07/01/18	785,000	813,565

Miscellaneous Manufacturing – 0.9%
Eaton Corp., 1.50%, 11/02/17	750,000	749,927

Oil & Gas – 2.5%
Chevron Corp., 1.10%, 12/05/17	1,065,000	1,064,516
ConocoPhillips Co., 1.05%, 12/15/17	1,075,000	1,074,237
Total Oil & Gas		2,138,753

Pharmaceuticals – 2.8%
AbbVie, Inc., 1.80%, 05/14/18	965,000	966,488
Allergan Funding SCS, 2.35%, 03/12/18	490,000	491,481
Allergan Funding SCS, 2.57%, (3-Month USD LIBOR + 1.26%), 03/12/20@	855,000	871,227
Total Pharmaceuticals		2,329,196

Pipelines – 2.1%
Enbridge Energy Partners LP, Series B, 6.50%, 04/15/18	400,000	409,984
Energy Transfer LP, 2.50%, 06/15/18	780,000	783,199
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19‡	537,000	575,932
Total Pipelines		1,769,115

REITS – 1.5%
Realty Income Corp., 2.00%, 01/31/18	260,000	260,240
Ventas Realty LP / Ventas Capital Corp., 2.00%, 02/15/18	845,000	845,831
Welltower, Inc., 2.25%, 03/15/18	155,000	155,403
Total REITS		1,261,474

Retail – 2.2%
CVS Health Corp., 1.90%, 07/20/18	840,000	842,179
McDonald's Corp., Series GMTN, 5.80%, 10/15/17	485,000	485,230
Target Corp., 6.00%, 01/15/18	525,000	531,647
Total Retail		1,859,056

Semiconductors – 1.2%
Intel Corp., 1.35%, 12/15/17	1,055,000	1,055,179

Software – 1.0%
Microsoft Corp., 0.88%, 11/15/17	845,000	844,539

Telecommunications – 2.1%
AT&T, Inc., 5.50%, 02/01/18	810,000	820,352
AT&T, Inc., 2.26%, (3-Month USD LIBOR + 0.93%), 06/30/20@	350,000	354,880
AT&T, Inc., 2.20%, (3-Month USD LIBOR + 0.89%), 02/14/23@	600,000	599,116
Total Telecommunications		1,774,348

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Transportation – 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 03/15/18	$220,000	$224,165

Total Corporate Bonds (Cost $41,379,128)		41,472,314

ASSET BACKED SECURITIES – 24.8%
Diversified Financial Services – 24.8%
American Express Credit Account Master Trust, Class A, Series 2013-2, 1.65%, (1-Month USD LIBOR + 0.42%), 05/17/21@	1,520,000	1,526,089
American Express Credit Account Master Trust, Class A, Series 2014-1, 1.60%, (1-Month USD LIBOR + 0.37%), 12/15/21@	400,000	401,859
American Express Credit Account Secured Note Trust, Class A, Series 2012-4, 1.47%, (1-Month USD LIBOR + 0.24%), 05/15/20@	350,000	350,040
BA Credit Card Trust, Class A, Series 2015-A1, 1.56%, (1-Month USD LIBOR + 0.33%), 06/15/20@	1,310,000	1,311,191
BA Credit Card Trust, Class A, Series 2015-A2, 1.36%, 09/15/20	425,000	424,825
Capital One Multi-Asset Execution Trust, Class A3, Series 2014-A3, 1.61%, (1-Month USD LIBOR + 0.38%), 01/18/22@	400,000	401,777
Capital One Multi-Asset Execution Trust, Class A3, Series 2016-A3, 1.34%, 04/15/22	1,275,000	1,266,156
CarMax Auto Owner Trust, Class A3, Series 2016-3, 1.39%, 05/17/21	900,000	896,648
CarMax Auto Owner Trust, Class C, Series 2014-1, 1.93%, 11/15/19	500,000	500,688
Chase Issuance Trust, Class A, Series 2016-A2, 1.37%, 06/15/21	755,000	750,257
Chase Issuance Trust, Class A, Series 2017-A1, 1.53%, (1-Month USD LIBOR + 0.30%), 01/18/22@	900,000	904,537
Chase Issuance Trust, Class A5, Series 2015-A5, 1.36%, 04/15/20	240,000	239,901
Citibank Credit Card Issuance Trust, Class A2, Series 2017-A2, 1.74%, 01/19/21	640,000	640,710
Citibank Credit Card Issuance Trust, Class A6, Series 2014-A6, 2.15%, 07/15/21	500,000	503,458
Citibank Credit Card Issuance Trust, Class A8, Series 2014-A8, 1.73%, 04/09/20	595,000	595,763
Discover Card Execution Note Trust, Class A1, Series 2013-A1, 1.53%, (1-Month USD LIBOR + 0.30%), 08/17/20@	845,000	845,917
Discover Card Execution Note Trust, Class A6, Series 2013-A6, 1.68%, (1-Month USD LIBOR + 0.45%), 04/15/21@	840,000	843,518
Ford Credit Auto Owner Trust, Class A3, Series 2016-A, 1.39%, 07/15/20	350,000	349,572
Ford Credit Auto Owner Trust, Class C, Series 2014-A, 1.90%, 09/15/19	545,000	546,122
Honda Auto Receivables Owner Trust, Class A3, Series 2015-1, 1.05%, 10/15/18	336,346	336,149
Honda Auto Receivables Owner Trust, Class A3, Series 2016-4, 1.21%, 12/18/20	680,000	675,341
Hyundai Auto Receivables Trust, Class A2A, Series 2017-B, 1.57%, 08/17/20	149,000	148,962
Hyundai Auto Receivables Trust, Class A3, Series 2015-B, 1.12%, 11/15/19	738,955	737,643
Hyundai Auto Receivables Trust, Class C, Series 2014-A, 2.02%, 08/15/19	660,000	661,054

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Nissan Auto Receivables Owner Trust, Class A2A, Series 2015-C, 0.87%, 11/15/18	$32,885	$32,877
Nissan Auto Receivables Owner Trust, Class A3, Series 2015-A, 1.05%, 10/15/19	511,265	510,507
Nissan Auto Receivables Owner Trust, Class A3, Series 2015-B, 1.34%, 03/16/20	648,986	648,295
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-C, 1.18%, 01/15/21	625,000	620,639
Synchrony Credit Card Master Note Trust, Class A, Series 2014-1, 1.61%, 11/15/20	445,000	445,119
Synchrony Credit Card Master Note Trust, Class A, Series 2015-2, 1.60%, 04/15/21	400,000	400,192
Toyota Auto Receivables, Class A2A, Series 2016-C, 1.00%, 01/15/19	438,384	438,102
Toyota Auto Receivables Owner Trust, Class A2A, Series 2016-A, 1.03%, 07/16/18	77,298	77,284
Toyota Auto Receivables Owner Trust, Class A3, Series 2016-D, 1.23%, 10/15/20	850,000	845,238
Verizon Owner Trust, Class A, Series 2016-1A, 1.42%, 01/20/21‡	665,000	662,726
World Financial Network Credit Card Master Trust, Class A, Series 2014-C, 1.54%, 08/16/21	425,000	425,031
Total Asset Backed Securities (Cost $20,955,972)		20,964,187

FOREIGN BONDS – 8.5%
Banks – 3.7%
Bank of Nova Scotia (The), 1.38%, 12/18/17 (Canada)	840,000	839,934
Barclays Bank PLC, Series GMTN, 1.86%, (3-Month USD LIBOR + 0.55%), 08/07/19 (United Kingdom)@	420,000	420,839
BNP Paribas SA, Series MTN, 2.40%, 12/12/18 (France)	295,000	297,304
Royal Bank of Canada, Series MTN, 1.50%, 01/16/18 (Canada)	285,000	284,998
Royal Bank of Canada, Series GMTN, 1.80%, 07/30/18 (Canada)	630,000	631,542
Sumitomo Mitsui Financial Group, Inc., 3.00%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	615,000	636,107
Total Banks		3,110,724

Beverages – 1.0%
Anheuser-Busch InBev Finance, Inc., 1.90%, 02/01/19 (Belgium)	840,000	842,445

Diversified Financial Services – 0.5%
Nomura Holdings, Inc., Series GMTN, 2.75%, 03/19/19 (Japan)	415,000	418,886

Mining – 1.0%
Glencore Finance Canada Ltd., 2.70%, 10/25/17 (Switzerland)‡	840,000	841,029

Oil & Gas – 0.6%
BP Capital Markets PLC, 1.38%, 05/10/18 (United Kingdom)	500,000	499,732

Sovereign – 0.7%
Export-Import Bank of Korea, 1.75%, 02/27/18 (South Korea)	620,000	619,483

Telecommunications – 1.0%
Vodafone Group PLC, 1.50%, 02/19/18 (United Kingdom)	845,000	844,621
Total Foreign Bonds (Cost $7,169,433)		7,176,920

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal / Shares	Value
MORTGAGE BACKED SECURITIES – 8.4%
Commercial Mortgage Backed Securities – 8.4%
CFCRE Commercial Mortgage Trust, Class A2, Series 2011-C2, 3.06%, 12/15/47	$818	$817
COMM Mortgage Trust, Class A2, Series 2013-CR6, 2.12%, 03/10/46	473,636	474,002
COMM Mortgage Trust, Class A2, Series 2013-LC13, 3.01%, 08/10/46	415,000	419,477
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C02, 2.19%, (1-Month USD LIBOR + 0.95%), 05/25/24@	302,807	303,989
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C03, 2.44%, (1-Month USD LIBOR + 1.20%), 07/25/24@	156,094	156,274
Fannie Mae Connecticut Avenue Securities, Class 2M1, Series 2014-C03, 2.44%, (1-Month USD LIBOR + 1.20%), 07/25/24@	22,446	22,457
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C04, 2.69%, (1-Month USD LIBOR + 1.45%), 01/25/29@	1,220,484	1,232,056
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C06, 2.54%, (1-Month USD LIBOR + 1.30%), 04/25/29@	1,174,194	1,188,148
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C03, 2.19%, (1-Month USD LIBOR + 0.95%), 10/25/29@	762,549	766,397
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C05, 1.79%, (1-Month USD LIBOR + 0.55%), 01/25/30@	790,303	790,101
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	339,844	341,563
HILT Mortgage Trust, Class C, Series 2014-ORL, 2.83%, (1-Month USD LIBOR + 1.60%), 07/15/29@‡	580,000	580,404
HILT Mortgage Trust, Class XEXT, Series 2014-ORL, 1.10%, 07/15/29@‡(a),*	6,598,125	6,186
WFRBS Commercial Mortgage Trust, Class A2, Series 2013-C13, 1.96%, 05/15/45	845,000	845,930
Total Mortgage Backed Securities (Cost $7,096,808)		7,127,801

U.S. TREASURY NOTES – 6.0%
U.S. Treasury Note, 1.38%, 09/30/18	1,260,000	1,260,147
U.S. Treasury Note, 1.25%, 11/30/18(b)	3,800,000	3,794,211
Total U.S. Treasury Notes (Cost $5,058,133)		5,054,358

U.S. TREASURY BILL – 0.1%
U.S. Treasury Bill, 0.99%, 11/02/17(c) (Cost $99,914)	100,000	99,918

MONEY MARKET FUND – 3.6%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.87%(d) (Cost $3,011,010)	3,011,010	3,011,010

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENT – 0.0%**(e)
BNP Paribas Securities Corp., dated 09/29/17, due 10/02/17, 0.00%, total to be received $78, (collateralized by various U.S. Government Agency Obligations, 0.00%-3.88%, 12/07/17-04/15/29, totaling $79) (Cost $78)	$78	$78
Total Investments – 100.4% (Cost $84,770,476)		84,906,586
Liabilities in Excess of Other Assets – (0.4%)		(373,542)
Net Assets – 100.0%		$84,533,044

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,809,776; the aggregate market value of the collateral held by the fund is $3,888,451. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,888,373.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of September 30, 2017.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2017

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	1.0%
Auto Manufacturers	3.4
Banks	15.5
Beverages	1.0
Biotechnology	1.3
Building Materials	0.5
Chemicals	1.3
Commercial Mortgage Backed Securities	8.4
Computers	1.0
Diversified Financial Services	29.5
Electric	0.9
Food	0.7
Healthcare - Products	1.0
Healthcare - Services	0.4
Home Builders	0.9
Home Furnishings	1.0
Insurance	1.0
Internet	1.0
Media	1.0
Mining	1.0
Miscellaneous Manufacturing	0.9
Oil & Gas	3.1
Pharmaceuticals	2.8
Pipelines	2.1
REITS	1.5
Retail	2.2
Semiconductors	1.2
Software	1.0
Sovereign	0.7
Telecommunications	3.1
Transportation	0.3
U.S. Treasury Bill	0.1
U.S. Treasury Notes	6.0
Money Market Fund	3.6
Repurchase Agreement	0.0 **
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS – 95.6%
Asset Allocation Fund – 2.0%
SPDR Bloomberg Barclays Convertible Securities ETF	6,897	$352,230

Debt Funds – 14.5%
PowerShares Fundamental High Yield Corporate Bond Portfolio	43,375	827,595
SPDR Doubleline Total Return Tactical ETF	16,914	833,353
Vanguard Intermediate-Term Bond ETF	9,898	837,964
Total Debt Fund		2,498,912

Equity Funds – 79.1%
Financial Select Sector SPDR Fund	26,379	682,161
iShares MSCI EAFE ETF	23,913	1,637,562
iShares MSCI Emerging Markets ETF	19,253	862,727
iShares Russell 2000 ETF	7,078	1,048,818
SPDR S&P 500 ETF Trust(a)	35,344	8,879,473
Vanguard REIT ETF	5,814	483,086
Total Equity Fund		13,593,827
Total Exchange Traded Funds (Cost $14,462,108)		16,444,969

MONEY MARKET FUND – 4.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.91%(b) (Cost $719,241)	719,241	719,241

	Notional Amount
PURCHASED PUT OPTION – 0.3%
SPDR S&P 500 ETF Trust, Option expiring 12/15/17, Strike Price $250.00 (Cost $74,179)	14,300	143	56,700
Total Investments Before Written Options – 100.1% (Cost $15,255,528)			17,220,910

WRITTEN CALL OPTIONS – (0.1)%
iShares MSCI EAFE ETF, expiring 10/20/17, Strike Price $69.00	(12,500)	(125)	(2,750)
iShares MSCI Emerging Markets ETF, expiring 10/20/17, Strike Price $46.50	(10,000)	(100)	(700)
SPDR S&P 500 ETF Trust, expiring 10/20/17, Strike Price $253.00	(22,100)	(221)	(18,012)
Total Written Call Options [Premiums Received $(19,101)]			(21,462)
Total Investments – 100.0% (Cost $15,236,427)			17,199,448
Liabilities in Excess of Other Assets – 0.0%**			(6,988)
Net Assets – 100.0%			$17,192,460

ETF - Exchange Traded Fund

**	Less than 0.05%.
(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,392,715 as of September 30, 2017.
(b)	Rate shown reflects the 7-day yield as of September 30, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Asset Allocation Fund	2.0%
Debt Funds	14.5
Equity Funds	79.1
Purchased Put Option	0.3
Written Call Option	(0.1)
Money Market Fund	4.2
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.1%
Aerospace/Defense – 2.6%
Harris Corp.	8,123	$1,069,637
Orbital ATK, Inc.	9,352	1,245,312
Raytheon Co.	5,870	1,095,225
Total Aerospace/Defense		3,410,174

Apparel – 0.8%
Ralph Lauren Corp.	12,473	1,101,241

Auto Parts & Equipment – 2.6%
Goodyear Tire & Rubber Co. (The)	46,757	1,554,670
Lear Corp.	10,993	1,902,669
Total Auto Parts & Equipment		3,457,339

Banks – 4.0%
CIT Group, Inc.(a)	19,435	953,287
Fifth Third Bancorp	44,611	1,248,216
M&T Bank Corp.	7,251	1,167,701
State Street Corp.	19,532	1,866,087
Total Banks		5,235,291

Biotechnology – 1.5%
Amgen, Inc.	6,409	1,194,958
Illumina, Inc.*	4,075	811,740
Total Biotechnology		2,006,698

Building Materials – 1.3%
Masco Corp.	45,509	1,775,306

Chemicals – 2.1%
Albemarle Corp.	6,853	934,132
Eastman Chemical Co.	10,565	956,027
Monsanto Co.	7,502	898,890
Total Chemicals		2,789,049

Commercial Services – 4.0%
Robert Half International, Inc.	29,378	1,478,888
ServiceMaster Global Holdings, Inc.*	16,427	767,634
United Rentals, Inc.*	10,346	1,435,404
Western Union Co. (The)	85,130	1,634,496
Total Commercial Services		5,316,422

Computers – 1.6%
Cognizant Technology Solutions Corp., Class A	17,530	1,271,626
NCR Corp.*	24,122	905,058
Total Computers		2,176,684

Diversified Financial Services – 7.3%
Alliance Data Systems Corp.	11,726	2,597,895
Ameriprise Financial, Inc.	17,586	2,611,697
E*TRADE Financial Corp.*	16,017	698,501
FNF Group	16,282	772,744
Navient Corp.	195,699	2,939,399
Total Diversified Financial Services		9,620,236

Electric – 0.5%
WEC Energy Group, Inc.	9,682	607,836

Electronics – 1.3%
Amphenol Corp., Class A	11,024	933,071
Waters Corp.*	4,406	790,965
Total Electronics		1,724,036

Engineering & Construction – 0.6%
Jacobs Engineering Group, Inc.	12,525	729,832

Food – 5.2%
Campbell Soup Co.	23,028	1,078,171
Conagra Brands, Inc.	42,547	1,435,536
Hormel Foods Corp.(a)	22,008	707,337
Ingredion, Inc.	6,600	796,224
JM Smucker Co. (The)	6,173	647,733
Tyson Foods, Inc., Class A	31,683	2,232,067
Total Food		6,897,068

Hand/Machine Tools – 0.5%
Snap-on, Inc.(a)	4,690	698,857

Healthcare - Products – 1.3%
DENTSPLY SIRONA, Inc.	17,804	1,064,857
Patterson Cos., Inc.	17,326	669,650
Total Healthcare - Products		1,734,507

Healthcare - Services – 4.7%
Cigna Corp.	3,591	671,301
DaVita Inc.*	40,394	2,399,000
Humana, Inc.	6,574	1,601,624
Laboratory Corp. of America Holdings*	4,011	605,541
Quest Diagnostics, Inc.	10,722	1,004,008
Total Healthcare - Services		6,281,474

Housewares – 0.8%
Toro Co. (The)	16,134	1,001,276

Insurance – 15.0%
Aflac, Inc.	20,366	1,657,589
Alleghany Corp.*	1,040	576,170
Assurant, Inc.	26,556	2,536,629
Axis Capital Holdings Ltd.	39,553	2,266,782
Brighthouse Financial, Inc.*	1,869	113,635
Cincinnati Financial Corp.	9,239	707,430

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	40,435	$2,241,312
Lincoln National Corp.	27,945	2,053,399
MetLife, Inc.	20,564	1,068,300
Principal Financial Group, Inc.	9,885	636,001
Progressive Corp. (The)	13,897	672,893
Prudential Financial, Inc.	11,045	1,174,304
RenaissanceRe Holdings Ltd. (Bermuda)	8,390	1,133,825
Torchmark Corp.	17,670	1,415,190
Travelers Cos., Inc. (The)	13,113	1,606,605
Total Insurance		19,860,064

Internet – 2.5%
CDW Corp.(a)	28,427	1,876,182
TripAdvisor, Inc.*(a)	34,348	1,392,124
Total Internet		3,268,306

Iron / Steel – 0.5%
Steel Dynamics, Inc.	17,685	609,602

Machinery - Diversified – 0.5%
Middleby Corp. (The)*(a)	4,963	636,108

Media – 4.0%
AMC Networks, Inc., Class A*(a)	35,804	2,093,460
Charter Communications, Inc., Class A*	2,518	915,091
Thomson Reuters Corp. (Canada)	48,712	2,234,907
Total Media		5,243,458

Miscellaneous Manufacturing – 1.7%
AptarGroup, Inc.(a)	8,146	703,081
Donaldson Co., Inc.(a)	18,285	840,013
Textron, Inc.	14,243	767,413
Total Miscellaneous Manufacturing		2,310,507

Oil & Gas – 1.9%
Helmerich & Payne, Inc.(a)	49,428	2,575,693

Packaging & Containers – 1.3%
Crown Holdings, Inc.*	16,077	960,119
Sonoco Products Co.	14,749	744,087
Total Packaging & Containers		1,704,206

Pharmaceuticals – 5.3%
Bristol-Myers Squibb Co.	17,367	1,106,972
Cardinal Health, Inc.	16,103	1,077,613
Express Scripts Holding Co.*	37,207	2,355,947
McKesson Corp.	15,662	2,405,840
Total Pharmaceuticals		6,946,372

REITS – 1.1%
DDR Corp.(a)	83,245	762,524
Host Hotels & Resorts, Inc.	35,475	655,933
Total REITS		1,418,457

Retail – 11.9%
AutoZone, Inc.*	2,437	1,450,283
Bed Bath & Beyond, Inc.(a)	59,498	1,396,418
Best Buy Co., Inc.	27,547	1,569,077
Burlington Stores, Inc.*	10,333	986,388
Dick's Sporting Goods, Inc.(a)	17,053	460,601
Foot Locker, Inc.	21,481	756,561
Kohl's Corp.(a)	47,078	2,149,111
Macy's, Inc.	31,768	693,178
PVH Corp.	10,799	1,361,322
Ross Stores, Inc.	16,906	1,091,620
Signet Jewelers Ltd.(a)	39,932	2,657,475
Williams-Sonoma, Inc.(a)	24,281	1,210,651
Total Retail		15,782,685

Semiconductors – 1.6%
Texas Instruments, Inc.	9,328	836,162
Xilinx, Inc.	18,644	1,320,554
Total Semiconductors		2,156,716

Shipbuilding – 1.0%
Huntington Ingalls Industries, Inc.	5,993	1,357,055

Software – 6.0%
Adobe Systems, Inc.*	5,320	793,638
Akamai Technologies, Inc.*	18,829	917,349
Cerner Corp.*	21,357	1,523,181
Red Hat, Inc.*	11,051	1,225,114
VMware, Inc., Class A*(a)	32,097	3,504,671
Total Software		7,963,953

Telecommunications – 1.1%
ARRIS International PLC*	52,356	1,491,622
Total Common Stocks (Cost $124,887,187)		129,888,130

MONEY MARKET FUNDS – 3.5%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.93%(b)(c)	482,000	482,000

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUNDS (continued)
Federated Government Obligations Fund, Institutional Class, 0.92%(b)(c)	236,000	$236,000
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.95%(b)(c)	281,000	281,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.90%(b)(c)	281,000	281,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.90%(b)(c)	404,000	404,000
STIT - Government & Agency Portfolio, Institutional Class, 0.93%(b)(c)	438,000	438,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.86%(b)	2,455,481	2,455,481
Total Money Market Funds (Cost $4,577,481)		4,577,481

REPURCHASE AGREEMENTS – 8.5%(c)
BNP Paribas Securities Corp., dated 09/29/17, due 10/02/17, 1.06%, total to be received $1,915,875, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 11/01/18-08/20/67, totaling $1,949,424)	$1,915,706	1,915,706
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.07%, total to be received $3,114,890, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/12/17-12/01/51, totaling $3,168,390)	3,114,612	3,114,612
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.08%, total to be received $3,114,892, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/17-08/20/67, totaling $3,167,008)	3,114,612	3,114,612
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.05%, total to be received $3,114,885, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.00%, 02/08/18-08/20/47, totaling $3,167,253)	3,114,612	3,114,612
Total Repurchase Agreements (Cost $11,259,542)		11,259,542
Total Investments – 110.1% (Cost $140,724,210)		145,725,153
Liabilities in Excess of Other Assets – (10.1%)		(13,375,151)
Net Assets – 100.0%		$132,350,002

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $23,142,365; the aggregate market value of the collateral held by the fund is $23,638,399. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $10,256,857.
(b)	Rate shown reflects the 7-day yield as of September 30, 2017.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	2.6%
Apparel	0.8
Auto Parts & Equipment	2.6
Banks	4.0
Biotechnology	1.5
Building Materials	1.3
Chemicals	2.1
Commercial Services	4.0
Computers	1.6
Diversified Financial Services	7.3
Electric	0.5
Electronics	1.3
Engineering & Construction	0.6
Food	5.2
Hand/Machine Tools	0.5
Healthcare - Products	1.3
Healthcare - Services	4.7
Housewares	0.8
Insurance	15.0
Internet	2.5
Iron / Steel	0.5
Machinery - Diversified	0.5
Media	4.0
Miscellaneous Manufacturing	1.7
Oil & Gas	1.9
Packaging & Containers	1.3
Pharmaceuticals	5.3
REITS	1.1
Retail	11.9
Semiconductors	1.6
Shipbuilding	1.0
Software	6.0
Telecommunications	1.1
Money Market Funds	3.5
Repurchase Agreements	8.5
Total Investments	110.1
Liabilities in Excess of Other Assets	(10.1)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRUST

Notes to the Schedules of Investments

September 30, 2017 (unaudited)

1. Consolidation of Subsidiaries

The Consolidated Schedules of Investments of the ETF's listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Funds	Wholly Owned Subsidiary
Gartman Gold/Euro ETF	AdvisorShares Gartman Gold/Euro CFC
Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

A summary of each ETF's investment in its corresponding subsidiary is as follows:

Funds	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2017	% of ETF's Total Net Assets at September 30, 2017
Gartman Gold/Euro ETF	February 11, 2014	$2,228,982	17.5%
Gartman Gold/Yen ETF	February 11, 2014	$2,571,565	18.1%

2. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Funds’ assets and liabilities carried at fair value:

Assets	Cornerstone Small Cap ETF	Dorsey Wright ADR ETF	Focused Equity ETF	Gartman Gold/Euro ETF	Gartman Gold/Yen ETF	KIM Korea Equity ETF
Level 1
Exchange Traded Fund	$-	$-	$-	$4,972,750	$4,972,750	$-
Common Stocks	4,626,733	108,722,194	12,216,368	-	-	10,034,510
Money Market Fund	52,049	3,124,289	122,253	2,974,554	3,317,172	-
Futures†	-	-	-	451,836	451,926	-
Level 2
Repurchase Agreements for Securities Loaned	399,442	11,815,805	1,121,179	-	-	-
Total	$5,078,224	$123,662,288	$13,459,800	$8,399,140	$8,741,848	$10,034,510

Assets	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	Meidell Tactical Advantage ETF	New Tech and Media ETF	Newfleet Multi- Sector Income ETF
Level 1
Exchange Traded Funds	$-	$17,907,120	$-	$13,222,104	$-	$-
Common Stocks	27,232,089	-	12,068,450	-	18,693,696	-
Money Market Funds	516,819	371,135	647,477	447,433	371,383	5,865,627
Level 2
Corporate Bonds	-	-	-	-	-	63,497,117
Foreign Bonds	-	-	-	-	-	18,003,934
U.S. Treasury Notes	-	-	-	-	-	4,497,510
U.S. Government Agency Securities	-	-	-	-	-	14,390,915
Asset Backed Securities	-	-	-	-	-	72,814,880
Mortgage Backed Securities	-	-	-	-	-	62,909,057
Term Loans	-	-	-	-	-	25,064,167
Repurchase Agreements for Securities Loaned	1,051,701	2,630,915	891,230	2,914,785	1,497,706	1,942,212
Level 3
Mortgage Backed Securities	-	-	-	-	-	609,301
Total	$28,800,609	$20,909,170	$13,607,157	$16,584,322	$20,562,785	$269,594,720

Assets	Pacific Asset Enhanced Floating Rate ETF	Peritus High Yield ETF	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy- Write ETF	Wilshire Buyback ETF
Level 1
Exchange Traded Funds	$-	$-	$67,132,125	$-	$16,444,969	$-
Common Stocks	-	-	-	-	-	129,888,130
Purchased Options	-	-	-	-	56,700	-
Money Market Fund	5,787,370	6,897,348	34,264,944	3,011,010	719,241	2,455,481
Level 2
Corporate Bonds	2,493,633	116,465,639	-	41,472,314	-	-
Foreign Bonds	128,125	12,828,570	-	7,176,920	-	-
U.S. Treasury Notes	-	-	-	5,054,358	-	-
U.S. Treasury Bill	-	-	-	99,918	-	-
Asset Backed Securities	-	-	-	20,964,187	-	-
Mortgage Backed Securities	-	-	-	7,121,615	-	-
Term Loans	20,615,801	30,725,065	-	-	-	-
Repurchase Agreements for Securities Loaned	-	25,496,771	-	-	-	11,259,542
Level 3
Mortgage Backed Securities	-	-	-	6,186	-	-
Liabilities
Level 1
Common Stocks	-	-	(172,392,958)	-	-	-
Written Options	-	-	-	-	(21,462)	-
Level 2
Swap Contracts†	(8,849)	-	-	-	-	-
Total	$29,016,080	$192,413,393	$(70,995,889)	$84,906,508	$17,199,448	$143,603,153

† Derivative instruments, including swap contracts and futures, are valued at the net unrealized gain (loss) on the instrument.

There were no recognized transfers between Level 1 and Level 2.

A reconciliation of assets or liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant (individually, greater than 1% of the net assets of a fund, or collectively, greater than 5% of the net assets of a fund) Level 3 assets or liabilities at the end of the period.

3. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2017 are as follows:

Affiliated Fund Name	Value at 6/30/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Unrealized Gain (Loss)	Value at 9/30/2017	Dividend Income
Gartman Gold/Euro ETF
Sage Core Reserves ETF	$4,976,500	$-	$-	$-	$(3,750)	$4,972,750	$17,056
Gartman Gold/Yen ETF
Sage Core Reserves ETF	4,976,500	-	-	-	(3,750)	4,972,750	17,056
Madrona Global Bond ETF
Peritus High Yield ETF	2,226,968	82,414	(1,063,338)	18,109	(12,111)	1,252,042	34,837
Ranger Equity Bear ETF
Sage Core Reserves ETF	67,182,750	-	-	-	(50,625)	67,132,125	230,249

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date      November 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date      November 13, 2017

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date      November 13, 2017

* Print the name and title of each signing officer under his or her signature.